united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road,      Cincinnati, Ohio     45247

(Address of principal executive offices) (Zip code)

Jennifer Kelhoffer, Treasurer, 3777 West Fork Road, Cincinnati, Ohio 45247

(Name and address of agent for service)

Registrant’s telephone number, including area code (513) 661-3100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Johnson Equity Income Fund

Class I (JEQIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Equity Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%

How did the Fund perform during the reporting period?

The Johnson Equity Income Fund’s 2024 under performance relative to its benchmark, the S&P 500 Index, thus far reflects a continuation of the mega-cap, growth-oriented themes the stock market exhibited in 2023.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in both Technology and Communication Services sectors, which were the only two sectors to outperform the Index through the first six months of 2024. This was partially offset by underweight positions in Materials and Consumer Discretionary, which underperformed the Index.

Given the historic concentration of the current S&P 500 Index, the Fund’s relative returns were driven as much by what we did not own as what we owned versus the Index. NVIDIA and Meta, which we do not own, represented meaningful detractors for the Index. Also, avoiding names such as Tesla was beneficial to the Fund’s performance as the stock had negative returns for the first six months of the year. The Fund also benefited from a few standout performers. Taiwan Semiconductor provided the largest positive contribution among the Fund’s holdings following a strong start for the semiconductor industry in the first half of 2024. Amphenol also performed strongly on expectations of a robust ramp in the IT and Datacom business from increased datacenter connections.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$3,353,000
$2,879,000
$2,405,000
$1,931,000
$1,457,000
$983,000
$3,352,067
$2,639,052
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Johnson Equity Income Fund - Class I
S&P 500® Index

	Johnson Equity Income Fund - Class I	S&P 500® Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$983,679	$1,074,228
Jun-2016	$993,992	$1,117,118
Jun-2017	$1,173,772	$1,317,038
Jun-2018	$1,320,787	$1,506,351
Jun-2019	$1,552,552	$1,663,274
Jun-2020	$1,587,615	$1,788,103
Jun-2021	$2,208,602	$2,517,545
Jun-2022	$2,086,837	$2,250,288
Jun-2023	$2,372,922	$2,691,210
Jun-2024	$2,639,052	$3,352,067

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	11.22%	11.19%	10.19%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$640,493,260
  Number of Portfolio Holdings51
  Advisory Fee $2,353,548
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
23.3%
Health Care
16.6%
Financials
13.6%
Industrials
10.2%
Consumer Discretionary
8.4%
Consumer Staples
8.3%
Energy
6.5%
Utilities
5.9%
Communications
4.4%
Real Estate
1.9%
Money Market
0.8%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.8%
Real Estate	1.9%
Communications	4.4%
Utilities	5.9%
Energy	6.5%
Consumer Staples	8.3%
Consumer Discretionary	8.4%
Industrials	10.2%
Financials	13.6%
Health Care	16.6%
Technology	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.2%
Williams Cos., Inc. (The)	3.4%
Alphabet, Inc. - Class A	3.4%
Nasdaq, Inc.	3.3%
American Electric Power Co., Inc.	3.1%
Chevron Corp.	3.1%
UnitedHealth Group, Inc.	3.1%
Danaher Corp.	2.9%
Alliant Energy Corp.	2.8%
Cencora, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Equity Income Fund - Class I (JEQIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JEQIX

Johnson Equity Income Fund

Class S (JEQSX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Equity Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	1.00%

How did the Fund perform during the reporting period?

The Johnson Equity Income Fund’s 2024 under performance relative to its benchmark, the S&P 500 Index, thus far reflects a continuation of the mega-cap, growth-oriented themes the stock market exhibited in 2023.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in both Technology and Communication Services sectors, which were the only two sectors to outperform the Index through the first six months of 2024. This was partially offset by underweight positions in Materials and Consumer Discretionary, which underperformed the Index.

Given the historic concentration of the current S&P 500 Index, the Fund’s relative returns were driven as much by what we did not own as what we owned versus the Index. NVIDIA and Meta, which we do not own, represented meaningful detractors for the Index. Also, avoiding names such as Tesla was beneficial to the Fund’s performance as the stock had negative returns for the first six months of the year. The Fund also benefited from a few standout performers. Taiwan Semiconductor provided the largest positive contribution among the Fund’s holdings following a strong start for the semiconductor industry in the first half of 2024. Amphenol also performed strongly on expectations of a robust ramp in the IT and Datacom business from increased datacenter connections.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
Sep-2023
Jun-2024
$12,413
$11,182
Johnson Equity Income Fund - Class S
S&P 500® Index

	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,182	$12,413

Average Annual Total Returns

Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	11.82%
S&P 500® Index	24.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$640,493,260
  Number of Portfolio Holdings51
  Advisory Fee $2,353,548
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.8%
Real Estate	1.9%
Communications	4.4%
Utilities	5.9%
Energy	6.5%
Consumer Staples	8.3%
Consumer Discretionary	8.4%
Industrials	10.2%
Financials	13.6%
Health Care	16.6%
Technology	23.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.2%
Williams Cos., Inc. (The)	3.4%
Alphabet, Inc. - Class A	3.4%
Nasdaq, Inc.	3.3%
American Electric Power Co., Inc.	3.1%
Chevron Corp.	3.1%
UnitedHealth Group, Inc.	3.1%
Danaher Corp.	2.9%
Alliant Energy Corp.	2.8%
Cencora, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Equity Income Fund - Class S (JEQSX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JEQSX

Johnson Opportunity Fund

Class I (JOPPX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

How did the Fund perform during the reporting period?

The Johnson Opportunity Fund outperformed its benchmark, the Russell 2500 Index, in the first 6 months of 2024. Large cap indexes, which are highly concentrated in technology stocks, reached all-time highs, but most small and midcap stocks sputtered as the first half progressed. Worsening economic data and a delay in the Federal Reserve’s plan to cut interest rates contributed to SMID cap stocks weakening in the second quarter of 2024 after a positive gain in the first quarter.

The top two performing sectors in the six-month period for the SMID Cap market were Utilities and Energy, with optimism for a growth opportunity in meeting the massive power needs of data centers as artificial intelligence technology growth booms. Due to high valuations for AI-related growth stocks, the Fund’s exposure to that theme has been more limited. Nevertheless, overall performance did benefit from both sector allocation and security selection, with each having a positive impact in seven of the eleven sectors.

It was a diverse group of winners, with six different sectors represented within the top ten positive contributors. Williams-Sonoma and LeMaitre Vascular, which both had total returns greater than 40%, were the biggest gainers. Security selection within Consumer Discretionary and Financials was also additive to performance.

Economic cycle concerns or missed growth expectations contributed to weakness in the Fund’s bottom performers. Technology was the most challenging sector for security selection and DoubleVerify Holdings was the Fund’s worst performer as the company reset growth forecasts lower. Four of the ten most negative contributors were in Health Care as the sector continued to work through a bumpy growth path following the COVID pandemic disruption.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$2,215,778
$2,156,198
$2,220,000
$1,976,000
$1,732,000
$1,488,000
$1,244,000
$1,000,000
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Johnson Opportunity Fund - Class I
Russell 2500® Index

	Johnson Opportunity Fund - Class I	Russell 2500® Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$1,041,286	$1,059,194
Jun-2016	$1,021,475	$1,020,323
Jun-2017	$1,219,739	$1,222,767
Jun-2018	$1,382,216	$1,421,379
Jun-2019	$1,382,262	$1,446,503
Jun-2020	$1,288,681	$1,378,547
Jun-2021	$1,905,196	$2,175,226
Jun-2022	$1,725,890	$1,718,487
Jun-2023	$1,977,998	$1,951,863
Jun-2024	$2,215,778	$2,156,198

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	12.02%	9.90%	8.28%
Russell 2500® Index	10.47%	8.31%	7.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$153,815,721
  Number of Portfolio Holdings81
  Advisory Fee $654,224
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 21.6%
Industrials 16.3%
Financials 12.3%
Health Care 11.1%
Consumer Discretionary 10.1%
Materials 10.1%
Real Estate 6.4%
Utilities 3.7%
Energy 2.8%
Consumer Staples 2.4%
Money Market 1.7%
Communications 1.5%

Value	Value
Communications	1.5%
Money Market	1.7%
Consumer Staples	2.4%
Energy	2.8%
Utilities	3.7%
Real Estate	6.4%
Materials	10.1%
Consumer Discretionary	10.1%
Health Care	11.1%
Financials	12.3%
Industrials	16.3%
Technology	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hawkins, Inc.	2.0%
Axis Capital Holdings Ltd.	2.0%
Wintrust Financial Corp.	1.9%
Leidos Holdings, Inc.	1.9%
Applied Industrial Technologies, Inc.	1.9%
H.B. Fuller Co.	1.8%
Tyler Technologies, Inc.	1.7%
American Financial Group, Inc.	1.7%
Unitil Corp.	1.7%
Everest Group Ltd.	1.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Opportunity Fund - Class I (JOPPX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JOPPX

Johnson Opportunity Fund

Class S (JOSSX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$57	1.15%

How did the Fund perform during the reporting period?

The Johnson Opportunity Fund outperformed its benchmark, the Russell 2500 Index, in the first 6 months of 2024. Large cap indexes, which are highly concentrated in technology stocks, reached all-time highs, but most small and midcap stocks sputtered as the first half progressed. Worsening economic data and a delay in the Federal Reserve’s plan to cut interest rates contributed to SMID cap stocks weakening in the second quarter of 2024 after a positive gain in the first quarter.

The top two performing sectors in the six-month period for the SMID Cap market were Utilities and Energy, with optimism for a growth opportunity in meeting the massive power needs of data centers as artificial intelligence technology growth booms. Due to high valuations for AI-related growth stocks, the Fund’s exposure to that theme has been more limited. Nevertheless, overall performance did benefit from both sector allocation and security selection, with each having a positive impact in seven of the eleven sectors.

It was a diverse group of winners, with six different sectors represented within the top ten positive contributors. Williams-Sonoma and LeMaitre Vascular, which both had total returns greater than 40%, were the biggest gainers. Security selection within Consumer Discretionary and Financials was also additive to performance.

Economic cycle concerns or missed growth expectations contributed to weakness in the Fund’s bottom performers. Technology was the most challenging sector for security selection and DoubleVerify Holdings was the Fund’s worst performer as the company reset growth forecasts lower. Four of the ten most negative contributors were in Health Care as the sector continued to work through a bumpy growth path following the COVID pandemic disruption.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$12,000
$11,000
$10,000
$11,320
$11,253
Sep-2023
Jun-2024
Johnson Opportunity Fund - Class S
Russell 2500® Index

	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,320	$11,253

Average Annual Total Returns

Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	13.20%
Russell 2500® Index	12.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$153,815,721
  Number of Portfolio Holdings81
  Advisory Fee $654,224
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Communications	1.5%
Money Market	1.7%
Consumer Staples	2.4%
Energy	2.8%
Utilities	3.7%
Real Estate	6.4%
Materials	10.1%
Consumer Discretionary	10.1%
Health Care	11.1%
Financials	12.3%
Industrials	16.3%
Technology	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hawkins, Inc.	2.0%
Axis Capital Holdings Ltd.	2.0%
Wintrust Financial Corp.	1.9%
Leidos Holdings, Inc.	1.9%
Applied Industrial Technologies, Inc.	1.9%
H.B. Fuller Co.	1.8%
Tyler Technologies, Inc.	1.7%
American Financial Group, Inc.	1.7%
Unitil Corp.	1.7%
Everest Group Ltd.	1.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Opportunity Fund - Class S (JOSSX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JOSSX

Johnson International Fund

(JINTX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson International Fund	$50	1.00%

How did the Fund perform during the reporting period?

The Johnson International Fund underperformed its benchmark, the MSCI ACWI ex-US Index through the first 6 months of 2024. Local currency returns were better, but a strong U.S. Dollar weakened returns for a US investor by five percentage points. Sector and and country allocations were both slight positive effects, thus the Fund’s relative underperformance can be attributed to security selection.

Emerging markets were stronger than developed markets, driven by very strong returns in Southeast Asian countries. This geographic area is a key supplier of semiconductors and technology equipment, important to booming secular growth in artificial intelligence and other advanced technologies. The Technology sector was the top performer in the first half, and Taiwan Semiconductor, up 68%, was the Fund’s highest return stock. An overweight position in the outperforming Asia Pacific region was beneficial, and six of the Fund’s ten best performers were in that area.

The Fund was less exposed to the risk factors driving the market, including momentum, liquidity, and growth. Five of its best performers were in the Financials sector, but every other sector had a negative security selection effect. Three of the Fund’s worst performers were Materials companies: Companhia Siderurgica Nacional, POSCO Holdings, and Vale. After ending last year at cycle highs, steel prices declined as inflation pressures eased, reducing forward earnings estimates.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$16,000
$14,000
$12,000
$10,000
$8,000
$14,749
$14,579
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Johnson International Fund
MSCI ACWI ex USA Index

	Johnson International Fund	MSCI ACWI ex USA Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,690	$9,474
Jun-2016	$8,632	$8,504
Jun-2017	$9,900	$10,243
Jun-2018	$10,559	$10,988
Jun-2019	$10,938	$11,130
Jun-2020	$10,194	$10,595
Jun-2021	$13,559	$14,380
Jun-2022	$11,383	$11,587
Jun-2023	$13,315	$13,061
Jun-2024	$14,749	$14,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson International Fund	10.77%	6.16%	3.96%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$23,812,817
  Number of Portfolio Holdings94
  Advisory Fee $120,529
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.1%
Preferred Stocks	0.6%

What did the Fund invest in?

Country Weighting (% of net assets)

Other Countries 3.4%
Japan 17.8%
United Kingdom 10.1%
France 8.4%
Canada 7.1%
Switzerland 7.0%
Germany 6.4%
Taiwan Province of China 4.4%
China 3.7%
Australia 3.4%
Hong Kong 3.4%
India 3.4%
Cayman Islands 2.9%
Brazil 2.4%
Sweden 2.3%
Mexico 2.3%
South Korea 2.2%
Denmark 2.2%
Spain 2.1%
Netherlands 2.1%
South Africa 2.1%

Value	Value
South Africa	2.1%
Netherlands	2.1%
Spain	2.1%
Denmark	2.2%
South Korea	2.2%
Mexico	2.3%
Sweden	2.3%
Brazil	2.4%
Cayman Islands	2.9%
India	3.4%
Hong Kong	3.4%
Australia	3.4%
China	3.7%
Taiwan Province of China	4.4%
Germany	6.4%
Switzerland	7.0%
Canada	7.1%
France	8.4%
United Kingdom	10.1%
Japan	17.8%
Other Countries	3.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tokio Marine Holdings, Inc. - ADR	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.3%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.3%
Atlas Copco AB - ADR	2.3%
Novo Nordisk A/S - ADR	2.2%
Roche Holding AG - ADR	2.2%
ASML Holding N.V.	2.1%
Lenovo Group Ltd. - ADR	2.1%
Shoprite Holdings Ltd. - ADR	2.1%
Tencent Holdings Ltd. - ADR	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson International Fund (JINTX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JINTX

Johnson Enhanced Return Fund

(JENHX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Enhanced Return Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$17	0.35%

How did the Fund perform during the reporting period?

Familiar themes dominated the US large cap equity market to start 2024. The S&P 500, the Fund’s benchmark, hit another all-time high and has now posted returns well into the double-digits year-to-date. While the Fund has experienced strong positive returns year-to-date, it has been unable to keep pace with the benchmark. The primary driver of underperformance during the first half of the year were returns in the bond portion of the portfolio that failed to keep pace with the embedded cost-of-carry within its equity futures contract positions. Within the bond portfolio, elevated levels of income led to positive returns, however cost-of-carry also remains elevated, with the Federal Reserve likely at their peak policy rate for the cycle. In particular, the strategy’s focus on higher-yielding investment grade corporate bonds was additive to performance. Curve positioning detracted modestly from performance as rates rose and the curve steepened, which pressured prices of the strategy’s three-to-five-year maturities.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$3,355,000
$2,884,000
$2,413,000
$1,942,000
$1,471,000
$1,000,000
$3,352,067
$3,016,849
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Johnson Enhanced Return Fund
S&P 500® Index

	Johnson Enhanced Return Fund	S&P 500® Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$1,073,410	$1,074,228
Jun-2016	$1,128,985	$1,117,118
Jun-2017	$1,324,940	$1,317,038
Jun-2018	$1,487,642	$1,506,351
Jun-2019	$1,664,273	$1,663,274
Jun-2020	$1,803,545	$1,788,103
Jun-2021	$2,523,180	$2,517,545
Jun-2022	$2,132,052	$2,250,288
Jun-2023	$2,454,945	$2,691,210
Jun-2024	$3,016,849	$3,352,067

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	22.89%	12.63%	11.67%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$274,938,155
  Number of Portfolio Holdings109
  Advisory Fee $457,017
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.1%
Corporate Bonds	61.8%
Money Market Funds	0.8%
Municipal Bonds	0.2%
U.S. Government & Agencies	5.0%
U.S. Treasury Obligations	20.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
28.7%
Industrials
21.1%
U.S. Treasury Obligations
20.0%
Collateralized Mortgage Obligations
12.0%
Utilities
11.8%
U.S. Government & Agencies
5.0%
Money Market Funds
0.8%
Municipal Bonds
0.2%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Municipal Bonds	0.2%
Money Market Funds	0.8%
U.S. Government & Agencies	5.0%
Utilities	11.8%
Collateralized Mortgage Obligations	12.0%
U.S. Treasury Obligations	20.0%
Industrials	21.1%
Finance	28.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.125%, due 11/15/28	4.7%
U.S. Treasury Notes, 2.750%, due 02/15/28	4.2%
U.S. Treasury Notes, 2.875%, due 05/15/28	3.6%
U.S. Treasury Notes, 2.750%, due 07/31/27	2.5%
U.S. Treasury Notes, 2.000%, due 08/15/25	2.0%
Home Depot, Inc. (The), 5.150%, due 06/25/26	2.0%
U.S. Treasury Notes, 2.625%, due 02/15/29	2.0%
Chubb INA Holdings, Inc., 3.350%, due 05/3/26	2.0%
FHLMC, 5.000%, due 04/1/53 - Class ED - Series 5301	1.9%
Cisco Systems, Inc., 4.800%, due 02/26/27	1.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Enhanced Return Fund (JENHX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JENHX

Johnson Institutional Core Bond Fund

Class I (JIBFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns.  Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. The 10-year treasury ultimately finished the first half of the year modestly higher, once again resulting in negative returns.  The Fund maintained a modest long duration position relative to the Bloomberg Aggregate Index, the Fund’s benchmark, resulting in a slight drag to performance in the first half of the year.  As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten.  As a result, the Fund’s overweight position to corporate bonds was the largest contributor to performance, more than offsetting the headwind from duration.  Within corporate bonds the Fund’s emphasis on intermediate maturity bonds was an additional tailwind to performance as bonds in the intermediate part of the curve outperformed longer maturity bonds.  Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers.  We remain underweight Agency MBS, which continued to underperform during the first half of the year providing an additional tailwind to relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,315,000
$1,252,000
$1,189,000
$1,126,000
$1,063,000
$1,000,000
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
$1,176,271
$1,143,040
Johnson Inst Core Bond Fund - Class I
Bloomberg U.S. Aggregate Bond Index

	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$1,026,438	$1,018,578
Jun-2016	$1,093,069	$1,079,707
Jun-2017	$1,095,094	$1,076,310
Jun-2018	$1,093,261	$1,072,034
Jun-2019	$1,185,655	$1,156,395
Jun-2020	$1,314,389	$1,257,460
Jun-2021	$1,304,629	$1,253,269
Jun-2022	$1,157,613	$1,124,281
Jun-2023	$1,146,309	$1,113,738
Jun-2024	$1,176,271	$1,143,040

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	2.61%	- 0.16%	1.64%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,737,112,667
  Number of Portfolio Holdings212
  Advisory Fee (net of waivers)$2,088,502
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.7%
Corporate Bonds	42.2%
Money Market Funds	0.7%
Municipal Bonds	2.1%
Preferred Stocks	0.5%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	27.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
26.9%
Collateralized Mortgage Obligations
22.6%
Finance
17.3%
Industrials
14.1%
Utilities
10.7%
U.S. Government & Agencies
4.8%
Municipal Bonds
2.1%
Money Market Funds
0.7%
Preferred Stocks
0.5%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Preferred Stocks	0.5%
Money Market Funds	0.7%
Municipal Bonds	2.1%
U.S. Government & Agencies	4.8%
Utilities	10.7%
Industrials	14.1%
Finance	17.3%
Collateralized Mortgage Obligations	22.6%
U.S. Treasury Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.375%, due 05/15/33	4.9%
U.S. Treasury Bonds, 2.375%, due 02/15/42	4.2%
U.S. Treasury Bonds, 2.500%, due 02/15/45	4.1%
U.S. Treasury Notes, 3.500%, due 02/15/33	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
U.S. Treasury Notes, 3.875%, due 08/15/33	2.1%
FHLMC, 3.000%, due 08/1/52	2.1%
U.S. Treasury Bonds, 2.750%, due 08/15/47	1.9%
U.S. Treasury Bonds, 2.250%, due 05/15/41	1.9%
U.S. Treasury Bonds, 2.500%, due 05/15/46	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Institutional Core Bond Fund - Class I (JIBFX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JIBFX

Johnson Institutional Core Bond Fund

Class F (JIMFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns.  Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. The 10-year treasury ultimately finished the first half of the year modestly higher, once again resulting in negative returns.  The Fund maintained a modest long duration position relative to the Bloomberg Aggregate Index, the Fund’s benchmark, resulting in a slight drag to performance in the first half of the year.  As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten.  As a result, the Fund’s overweight position to corporate bonds was the largest contributor to performance, more than offsetting the headwind from duration.  Within corporate bonds the Fund’s emphasis on intermediate maturity bonds was an additional tailwind to performance as bonds in the intermediate part of the curve outperformed longer maturity bonds.  Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers.  We remain underweight Agency MBS, which continued to underperform during the first half of the year providing an additional tailwind to relative performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$602,500
$582,000
$561,500
$541,000
$520,500
$500,000
May-18
Jun-18
Jun-19
Jun-20
Jun-21
Jun-22
Jun-23
Jun-24
537,499
535,294
Johnson Inst Core Bond Fund - Class F
Bloomberg U.S. Aggregate Bond Index

	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-18	$500,000	$500,000
Jun-18	503,920	504,109
Jun-19	543,879	543,779
Jun-20	601,637	591,303
Jun-21	596,429	589,332
Jun-22	528,307	528,677
Jun-23	522,701	523,720
Jun-24	535,294	537,499

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	2.41%	- 0.32%	1.11%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,737,112,667
  Number of Portfolio Holdings212
  Advisory Fee (net of waivers)$2,088,502
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.7%
Corporate Bonds	42.2%
Money Market Funds	0.7%
Municipal Bonds	2.1%
Preferred Stocks	0.5%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	27.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Preferred Stocks	0.5%
Money Market Funds	0.7%
Municipal Bonds	2.1%
U.S. Government & Agencies	4.8%
Utilities	10.7%
Industrials	14.1%
Finance	17.3%
Collateralized Mortgage Obligations	22.6%
U.S. Treasury Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.375%, due 05/15/33	4.9%
U.S. Treasury Bonds, 2.375%, due 02/15/42	4.2%
U.S. Treasury Bonds, 2.500%, due 02/15/45	4.1%
U.S. Treasury Notes, 3.500%, due 02/15/33	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
U.S. Treasury Notes, 3.875%, due 08/15/33	2.1%
FHLMC, 3.000%, due 08/1/52	2.1%
U.S. Treasury Bonds, 2.750%, due 08/15/47	1.9%
U.S. Treasury Bonds, 2.250%, due 05/15/41	1.9%
U.S. Treasury Bonds, 2.500%, due 05/15/46	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Institutional Core Bond Fund - Class F (JIMFX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JIMFX

Johnson Institutional Core Bond Fund

Class S (JIBSX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns.  Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. The 10-year treasury ultimately finished the first half of the year modestly higher, once again resulting in negative returns.  The Fund maintained a modest long duration position relative to the Bloomberg Aggregate Index, the Fund’s benchmark, resulting in a slight drag to performance in the first half of the year.  As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten.  As a result, the Fund’s overweight position to corporate bonds was the largest contributor to performance, more than offsetting the headwind from duration.  Within corporate bonds the Fund’s emphasis on intermediate maturity bonds was an additional tailwind to performance as bonds in the intermediate part of the curve outperformed longer maturity bonds.  Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers.  We remain underweight Agency MBS, which continued to underperform during the first half of the year providing an additional tailwind to relative performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$10,500
$10,000
$10,450
$10,449
Sep-2023
Jun-2024
Johnson Inst Core Bond Fund - Class S
Bloomberg U.S. Aggregate Bond Index

	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Jun-2024	$10,449	$10,450

Average Annual Total Returns

Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	4.49%
Bloomberg U.S. Aggregate Bond Index	4.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,737,112,667
  Number of Portfolio Holdings212
  Advisory Fee (net of waivers)$2,088,502
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.7%
Corporate Bonds	42.2%
Money Market Funds	0.7%
Municipal Bonds	2.1%
Preferred Stocks	0.5%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	27.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Preferred Stocks	0.5%
Money Market Funds	0.7%
Municipal Bonds	2.1%
U.S. Government & Agencies	4.8%
Utilities	10.7%
Industrials	14.1%
Finance	17.3%
Collateralized Mortgage Obligations	22.6%
U.S. Treasury Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.375%, due 05/15/33	4.9%
U.S. Treasury Bonds, 2.375%, due 02/15/42	4.2%
U.S. Treasury Bonds, 2.500%, due 02/15/45	4.1%
U.S. Treasury Notes, 3.500%, due 02/15/33	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
U.S. Treasury Notes, 3.875%, due 08/15/33	2.1%
FHLMC, 3.000%, due 08/1/52	2.1%
U.S. Treasury Bonds, 2.750%, due 08/15/47	1.9%
U.S. Treasury Bonds, 2.250%, due 05/15/41	1.9%
U.S. Treasury Bonds, 2.500%, due 05/15/46	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Institutional Core Bond Fund - Class S (JIBSX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JIBSX

Johnson Institutional Intermediate Bond Fund

Class I (JIBEX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns.  Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. The 10-year treasury ultimately finished the first half of the year modestly higher, once again resulting in negative returns.  The Fund maintained a modest long duration position relative to the Bloomberg Aggregate Index, the Fund’s benchmark, resulting in a slight drag to performance in the first half of the year.  As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten.  Our corporate overweight position, combined with a shorter corporate duration structure, contributed to our yield advantage against the benchmark. As a result, the Fund’s overweight to corporate bonds was the largest contributor to performance, more than offsetting the headwind from duration.  Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers.  We continue to maintain a modest non-benchmark allocation to Agency MBS, which continued to underperform during the first half of the year providing an additional headwind to relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,245,000
$1,196,000
$1,147,000
$1,098,000
$1,049,000
$1,000,000
$1,188,203
$1,165,719
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Johnson Inst Intermediate Bond Fund - Class I
Bloomberg U.S. Intermediate Government/Credit Bond Index

	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg U.S. Intermediate Government/Credit Bond Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$1,015,976	$1,016,798
Jun-2016	$1,065,014	$1,060,846
Jun-2017	$1,073,391	$1,058,592
Jun-2018	$1,074,036	$1,052,457
Jun-2019	$1,150,252	$1,125,415
Jun-2020	$1,242,253	$1,205,496
Jun-2021	$1,244,033	$1,207,811
Jun-2022	$1,139,323	$1,119,879
Jun-2023	$1,138,154	$1,118,814
Jun-2024	$1,188,203	$1,165,719

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	4.40%	0.65%	1.74%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.19%	0.71%	1.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$302,719,571
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$342,845
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	7.5%
Corporate Bonds	49.5%
Money Market Funds	0.1%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	5.1%
U.S. Treasury Obligations	35.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
35.3%
Finance
21.3%
Industrials
16.5%
Utilities
11.3%
Collateralized Mortgage Obligations
7.4%
U.S. Government & Agencies
5.0%
Municipal Bonds
1.6%
Preferred Stocks
0.5%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	1.6%
U.S. Government & Agencies	5.0%
Collateralized Mortgage Obligations	7.4%
Utilities	11.3%
Industrials	16.5%
Finance	21.3%
U.S. Treasury Obligations	35.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 01/31/30	4.5%
U.S. Treasury Notes, 1.375%, due 11/15/31	4.3%
U.S. Treasury Notes, 2.625%, due 02/15/29	4.3%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.2%
U.S. Treasury Notes, 1.375%, due 10/31/28	4.1%
U.S. Treasury Notes, 4.625%, due 04/30/29	4.0%
U.S. Treasury Notes, 2.875%, due 05/15/32	3.9%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.0%
U.S. Treasury Notes, 4.000%, due 02/15/34	2.5%
U.S. Treasury Notes, 1.500%, due 02/15/30	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Institutional Intermediate Bond Fund - Class I (JIBEX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JIBEX

Johnson Institutional Intermediate Bond Fund

Class F (JIMEX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns.  Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. The 10-year treasury ultimately finished the first half of the year modestly higher, once again resulting in negative returns.  The Fund maintained a modest long duration position relative to the Bloomberg Aggregate Index, the Fund’s benchmark, resulting in a slight drag to performance in the first half of the year.  As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten.  Our corporate overweight position, combined with a shorter corporate duration structure, contributed to our yield advantage against the benchmark. As a result, the Fund’s overweight to corporate bonds was the largest contributor to performance, more than offsetting the headwind from duration.  Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers.  We continue to maintain a modest non-benchmark allocation to Agency MBS, which continued to underperform during the first half of the year providing an additional headwind to relative performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$580,000
$564,000
$548,000
$532,000
$516,000
$500,000
May-18
Jun-18
Jun-19
Jun-20
Jun-21
Jun-22
Jun-23
Jun-24
557,495
549,864
Johnson Inst Intermediate Bond Fund - Class F
Bloomberg U.S. Intermediate Government/Credit Bond Index

	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg U.S. Intermediate Government/Credit Bond Index
May-18	$500,000	$500,000
Jun-18	502,847	503,328
Jun-19	536,313	538,220
Jun-20	578,223	576,518
Jun-21	578,161	577,625
Jun-22	528,919	535,572
Jun-23	527,424	535,063
Jun-24	549,864	557,495

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	4.25%	0.50%	1.55%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.19%	0.71%	1.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$302,719,571
  Number of Portfolio Holdings102
  Advisory Fee (net of waivers)$342,845
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	7.5%
Corporate Bonds	49.5%
Money Market Funds	0.1%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	5.1%
U.S. Treasury Obligations	35.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Preferred Stocks	0.5%
Municipal Bonds	1.6%
U.S. Government & Agencies	5.0%
Collateralized Mortgage Obligations	7.4%
Utilities	11.3%
Industrials	16.5%
Finance	21.3%
U.S. Treasury Obligations	35.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 01/31/30	4.5%
U.S. Treasury Notes, 1.375%, due 11/15/31	4.3%
U.S. Treasury Notes, 2.625%, due 02/15/29	4.3%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.2%
U.S. Treasury Notes, 1.375%, due 10/31/28	4.1%
U.S. Treasury Notes, 4.625%, due 04/30/29	4.0%
U.S. Treasury Notes, 2.875%, due 05/15/32	3.9%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.0%
U.S. Treasury Notes, 4.000%, due 02/15/34	2.5%
U.S. Treasury Notes, 1.500%, due 02/15/30	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Institutional Intermediate Bond Fund - Class F (JIMEX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JIMEX

Johnson Institutional Short Duration Bond Fund

Class I (JIBDX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns. Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. Interest rates rose, with the front end of the yield curve re-steepening. The Fund’s positive total returns were largely driven by its income generation, which was also additive to performance relative to the ICE BofA U.S. Corporate and Government, 1-3 Years Index, the Fund's benchmark. Offsetting the Fund’s income advantage in the first half of the year was a modest long duration position and overweight to the 3-5 year maturities relative to the Index resulting in a slight drag to performance. As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten, providing positive relative performance from the Fund’s overweight position to corporate bonds. Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers. We continue to maintain a modest non-benchmark allocation to Agency MBS, which continued to underperform during the first half of the year providing an additional headwind to relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,155,000
$1,124,000
$1,093,000
$1,062,000
$1,031,000
$1,000,000
$1,153,554
$1,145,876
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Johnson Inst Short Duration Bond Fund - Class I
ICE BofA U.S. Corporate & Government, 1-3 Years Index

	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$1,007,156	$1,008,993
Jun-2016	$1,027,137	$1,024,945
Jun-2017	$1,035,177	$1,028,389
Jun-2018	$1,039,465	$1,031,117
Jun-2019	$1,084,654	$1,075,342
Jun-2020	$1,135,997	$1,120,238
Jun-2021	$1,140,144	$1,126,271
Jun-2022	$1,089,084	$1,085,491
Jun-2023	$1,098,538	$1,091,571
Jun-2024	$1,153,554	$1,145,876

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	5.01%	1.24%	1.44%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.97%	1.28%	1.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$244,305,268
  Number of Portfolio Holdings111
  Advisory Fee (net of waivers)$264,732
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.0%
Corporate Bonds	60.1%
Money Market Funds	0.1%
Municipal Bonds	3.5%
U.S. Government & Agencies	5.5%
U.S. Treasury Obligations	18.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
27.9%
Industrials
19.0%
U.S. Treasury Obligations
18.6%
Utilities
12.7%
Collateralized Mortgage Obligations
11.9%
U.S. Government & Agencies
5.5%
Municipal Bonds
3.5%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Municipal Bonds	3.5%
U.S. Government & Agencies	5.5%
Collateralized Mortgage Obligations	11.9%
Utilities	12.7%
U.S. Treasury Obligations	18.6%
Industrials	19.0%
Finance	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.750%, due 02/15/28	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	4.0%
U.S. Treasury Notes, 2.750%, due 07/31/27	4.0%
U.S. Treasury Notes, 1.625%, due 05/15/26	2.2%
Huntington Bancshares, Inc., 2.625%, due 08/6/24	1.8%
Home Depot, Inc. (The), 5.150%, due 06/25/26	1.8%
Dover Corp., 3.150%, due 11/15/25	1.8%
Interstate Power & Light Co., 3.400%, due 08/15/25	1.8%
FNMA, 1.500%, due 09/1/31	1.8%
Florida Power & Light Co., 4.400%, due 05/15/28	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Institutional Short Duration Bond Fund - Class I (JIBDX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JIBDX

Johnson Institutional Short Duration Bond Fund

Class F (JIMDX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns. Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. Interest rates rose, with the front end of the yield curve re-steepening. The Fund’s positive total returns were largely driven by its income generation, which was also additive to performance relative to the ICE BofA U.S. Corporate and Government, 1-3 Years Index, the Fund's benchmark. Offsetting the Fund’s income advantage in the first half of the year was a modest long duration position and overweight to the 3-5 year maturities relative to the Index resulting in a slight drag to performance. As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten, providing positive relative performance from the Fund’s overweight position to corporate bonds. Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers. We continue to maintain a modest non-benchmark allocation to Agency MBS, which continued to underperform during the first half of the year providing an additional headwind to relative performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$560,000
$548,000
$536,000
$524,000
$512,000
$500,000
May-18
Jun-18
Jun-19
Jun-20
Jun-21
Jun-22
Jun-23
Jun-24
558,012
550,304
Johnson Inst Short Duration Bond Fund - Class F
ICE BofA U.S. Corporate & Government, 1-3 Years Index

	Johnson Inst Short Duration Bond Fund - Class F	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-18	$500,000	$500,000
Jun-18	501,485	502,128
Jun-19	521,814	523,664
Jun-20	545,399	545,527
Jun-21	546,904	548,466
Jun-22	521,216	528,606
Jun-23	524,928	531,567
Jun-24	550,304	558,012

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	4.83%	1.07%	1.57%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.97%	1.28%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$244,305,268
  Number of Portfolio Holdings111
  Advisory Fee (net of waivers)$264,732
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.0%
Corporate Bonds	60.1%
Money Market Funds	0.1%
Municipal Bonds	3.5%
U.S. Government & Agencies	5.5%
U.S. Treasury Obligations	18.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.1%
Municipal Bonds	3.5%
U.S. Government & Agencies	5.5%
Collateralized Mortgage Obligations	11.9%
Utilities	12.7%
U.S. Treasury Obligations	18.6%
Industrials	19.0%
Finance	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.750%, due 02/15/28	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	4.0%
U.S. Treasury Notes, 2.750%, due 07/31/27	4.0%
U.S. Treasury Notes, 1.625%, due 05/15/26	2.2%
Huntington Bancshares, Inc., 2.625%, due 08/6/24	1.8%
Home Depot, Inc. (The), 5.150%, due 06/25/26	1.8%
Dover Corp., 3.150%, due 11/15/25	1.8%
Interstate Power & Light Co., 3.400%, due 08/15/25	1.8%
FNMA, 1.500%, due 09/1/31	1.8%
Florida Power & Light Co., 4.400%, due 05/15/28	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Johnson Institutional Short Duration Bond Fund - Class F (JIMDX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JIMDX

Johnson Core Plus Bond Fund

(JCPLX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Core Plus Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$22	0.45%

How did the Fund perform during the reporting period?

Bond markets ended 2023 on a high note as investors’ expectations for meaningful rate cuts in 2024 sent rates lower, fueling strong positive returns.  Surprisingly strong economic data to begin 2024 tempered those expectations and sent rates back to near cycle highs. The 10-year treasury ultimately finished the first half of the year modestly higher, once again resulting in negative returns.  The Fund maintained a modest long duration position relative to the Bloomberg Aggregate Index, the Fund’s benchmark, resulting in a slight drag to performance in the first half of the year. The Fund does seek to use Treasury Futures to adjust duration. While the use of futures amplified the negative impact of duration, overall, the impact was negligible.  As interest rates rose on the better-than-expected economic data, corporate credit spreads continued to tighten.  The Fund benefited from its income advantage over the Index, due in large part to its allocation to select high-quality high yield offerings.  As a result, the Fund’s overweight to corporate bonds was the largest contributor to performance, more than offsetting the headwind from duration.  Within corporate bonds the Fund’s emphasis on intermediate maturity bonds was an additional tailwind to performance as bonds in the intermediate part of the curve outperformed longer maturity bonds.  Finally, sector allocation was additive to performance as the Fund maintains an overweight to financials, which outperformed their industrial and utility sector peers.  We remain underweight Agency MBS, which continued to underperform during the first half of the year providing an additional tailwind to relative performance.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,023,000
$1,000,000
$977,000
$954,000
$931,000
$908,000
$885,000
914,545
911,415
Nov-21
Jun-22
Jun-23
Jun-24
Johnson Core Plus Bond Fund
Bloomberg U.S. Aggregate Bond Index

	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-21	$1,000,000	$1,000,000
Jun-22	889,226	899,536
Jun-23	885,599	891,100
Jun-24	911,415	914,545

Average Annual Total Returns

	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	2.91%	- 3.48%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 3.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$39,744,413
  Number of Portfolio Holdings95
  Advisory Fee (net of waivers)$0
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.0%
Corporate Bonds	60.6%
Money Market Funds	1.0%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.8%
U.S. Treasury Obligations	14.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
25.6%
Finance
25.0%
Collateralized Mortgage Obligations
21.8%
U.S. Treasury Obligations
14.0%
Utilities
9.5%
U.S. Government & Agencies
1.8%
Money Market Funds
1.0%
Preferred Stocks
0.4%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Preferred Stocks	0.4%
Money Market Funds	1.0%
U.S. Government & Agencies	1.8%
Utilities	9.5%
U.S. Treasury Obligations	14.0%
Collateralized Mortgage Obligations	21.8%
Finance	25.0%
Industrials	25.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FHLMC, 4.000%, due 12/1/49	2.5%
U.S. Treasury Notes, 3.875%, due 08/15/33	2.4%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.4%
FNMA, 4.500%, due 10/1/48	2.3%
FNMA, 4.000%, due 10/1/49	2.2%
U.S. Treasury Bonds, 2.500%, due 02/15/45	2.2%
U.S. Bancorp, 4.967%, due 07/22/33 - Series BB	2.0%
Florida Power & Light Co., 5.100%, due 04/1/33	1.9%
U.S. Treasury Bonds, 2.250%, due 05/15/41	1.9%
Morgan Stanley, 3.591%, due 07/22/28	1.9%

Material Fund Changes

Effective May 1, 2024, the Adviser has contractually agreed to change the expense arrangement to a unitary fee arrangement, with a limit of 0.45% per year. The Adviser will cover all expenses in excess of the management fee.

Johnson Core Plus Bond Fund (JCPLX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-JCPLX

Johnson Municipal Income Fund

(JMUNX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Johnson Municipal Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$15	0.30%

How did the Fund perform during the reporting period?

After falling throughout 2023, municipal bond yields rose across every tenor of the curve in the first half of 2024 but most prominently for intermediate maturities. The Municipal Income Bond Fund’s overweight position to longer maturity securities contributed to relative performance as they outperformed intermediate tenors. New municipal bond issuance was elevated relative to recent history as issuers worked to get ahead of any potential presidential-election related market volatility. The Fund’s focus on higher-quality securities detracted from relative performance throughout the first half of the year as higher-quality spreads widened due to heightened new issue activity, and lower-quality securities significantly outperformed.

The Fund maintains a high-quality focus with about 71% of assets rated AA or higher as downgrade activity in economically sensitive sectors has continued. Cooling labor markets, restrictive monetary policy, and weakening leading economic indicators continue to send warning signs and further support a defensive positioning. Higher quality municipal credit health remains strong as many enjoyed boosts to tax-revenue collections, expanding savings funds to historically high levels. The Fund is diversified by issuer and sector to protect against idiosyncratic risks while approximately 24% of its assets are invested in states other than Ohio. The Fund’s duration will be longer versus its benchmark as longer maturity securities provide the greatest relative value at current levels. Finally, the current levels of rates are likely to offer attractive opportunities for long-term returns going forward.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,305,000
$1,244,000
$1,183,000
$1,122,000
$1,061,000
$1,000,000
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
$1,266,871
$1,169,265
$1,156,911
Johnson Municipal Income Fund
Bloomberg Municipal Bond Index
Bloomberg Municipal Bond: 5 Year GO (4-6)

	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 5 Year GO (4-6)
Jun-2014	$1,000,000	$1,000,000	$1,000,000
Jun-2015	$1,020,338	$1,029,995	$1,013,131
Jun-2016	$1,071,321	$1,108,816	$1,054,541
Jun-2017	$1,068,045	$1,103,407	$1,058,096
Jun-2018	$1,070,120	$1,120,671	$1,059,966
Jun-2019	$1,130,422	$1,195,826	$1,116,005
Jun-2020	$1,182,664	$1,249,021	$1,162,402
Jun-2021	$1,206,853	$1,301,052	$1,182,882
Jun-2022	$1,107,364	$1,189,532	$1,123,340
Jun-2023	$1,133,802	$1,227,437	$1,138,501
Jun-2024	$1,169,265	$1,266,871	$1,156,911

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	3.13%	0.68%	1.58%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg Municipal Bond: 5 Year GO (4-6)	1.62%	0.72%	1.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Quality Allocation (as a percentage of total assets)*

51.8%
26.4%
18.3%
1.7%
1.8%
AAA
AA
A
BBB
Not Rated

Value	Value
AAA	18.3%
AA	51.8%
A	26.4%
BBB	1.7%
Not Rated	1.8%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Fund Statistics

  Net Assets$171,927,654
  Number of Portfolio Holdings153
  Advisory Fee $263,055
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.6%
Municipal Bonds	99.4%

Holdings by State of Issuance (% of total investments)

Ohio 76.6%
Kentucky 7.2%
N/A 3.4%
Missouri 2.7%
Pennsylvania 2.7%
Indiana 1.5%
Virginia 1.5%
Texas 1.4%
Colorado 1.2%
Alabama 0.6%
Georgia 0.5%
Michigan 0.4%
North Dakota 0.3%

Value	Value
North Dakota	0.3%
Michigan	0.4%
Georgia	0.5%
Alabama	0.6%
Colorado	1.2%
Texas	1.4%
Virginia	1.5%
Indiana	1.5%
Pennsylvania	2.7%
Missouri	2.7%
N/A	3.4%
Kentucky	7.2%
Ohio	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/1/53	9.3%
Ohio State Water Development Authority Revenue, 5.000%, due 06/1/46 - Series 2021	8.0%
Ohio State Water Development Authority Revenue, 4.000%, due 12/1/46 - Series 2021-A	6.8%
Franklin County Ohio Hospital Revenue Nationwide Childrens, 5.000%, due 11/1/48 - Series 2019-A	6.0%
Columbus Ohio GO Unlimited, 5.000%, due 04/1/41 - Series 2022-A	6.0%
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, 4.000%, due 01/1/36 - Series 2017-A	5.4%
Miami University Ohio General Receipts Revenue, 4.000%, due 09/1/45 - Series 2020-A	5.4%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	5.3%
Grandview Heights Ohio Municipal Facilities Construction and Improvement, 4.000%, due 12/1/46 - Series 2023	5.2%
Bowling Green State University Ohio Revenue, 4.000%, due 06/1/45 - Series 2020-A	4.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Johnson Municipal Income Fund (JMUNX)

Semi-Annual Shareholder Report - June 30, 2024

TSR-SAR 063024-JMUNX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

FINANCIAL STATEMENTS

JOHNSON EQUITY INCOME FUND – JEQIX, JEQSX

JOHNSON OPPORTUNITY FUND – JOPPX, JOSSX

JOHNSON INTERNATIONAL FUND – JINTX

JOHNSON ENHANCED RETURN FUND – JENHX

JOHNSON INSTITUTIONAL CORE BOND FUND – JIBFX, JIMFX, JIBSX

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND – JIBEX, JIMEX

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND – JIBDX, JIMDX

JOHNSON CORE PLUS BOND FUND – JCPLX

JOHNSON MUNICIPAL INCOME FUND – JMUNX

JUNE 30, 2024 (UNAUDITED)

Johnson Mutual Funds Trust 3777 West Fork Road | Cincinnati, Ohio 45247 513.661.3100 | 800.541.0170 | Fax 513.661.4901	WWW.JOHNSONMUTUALFUNDS.COM

JOHNSON MUTUAL FUNDS	JUNE 30, 2024

Table of Contents

Portfolio of Investments
Equity Income Fund	1
Opportunity Fund	2
International Fund	4
Enhanced Return Fund	6
Institutional Core Bond Fund	10
Institutional Intermediate Bond Fund	16
Institutional Short Duration Bond Fund	19
Core Plus Bond Fund	23
Municipal Income Fund	27
Statements of Assets and Liabilities	32
Statements of Operations	36
Statements of Changes in Net Assets	40
Financial Highlights
Equity Income Fund	47
Opportunity Fund	49
International Fund	51
Enhanced Return Fund	52
Institutional Core Bond Fund	53
Institutional Intermediate Bond Fund	56
Institutional Short Duration Bond Fund	58
Core Plus Bond Fund	60
Municipal Income Fund	61
Notes to the Financial Statements	62
Additional Information	77
Review and Renewal of Management Agreements	78
Trustees and Officers, Transfer Agent and Fund Accountant, Custodian, Independent Registered Public Accounting Firm, Legal Counsel	Back Page

EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COMMON STOCKS — 99.1%	Shares	Value
Communications — 4.4%
Alphabet, Inc. - Class A	117,812	$21,459,456
Comcast Corp. - Class A	177,800	6,962,648
		28,422,104
Consumer Discretionary — 8.4%
Amazon.com, Inc. (a)	67,000	12,947,750
Genuine Parts Co.	72,000	9,959,040
Lowe’s Cos., Inc.	57,000	12,566,220
McDonald’s Corp.	42,500	10,830,700
TJX Cos., Inc. (The)	65,485	7,209,899
		53,513,609
Consumer Staples — 8.3%
Coca-Cola Co. (The)	215,320	13,705,118
Estee Lauder Cos., Inc. (The) - Class A	80,000	8,512,000
Hershey Co. (The)	65,600	12,059,248
PepsiCo, Inc.	35,900	5,920,987
Procter & Gamble Co. (The)	36,690	6,050,915
Walmart, Inc.	104,665	7,086,867
		53,335,135
Energy — 6.5%
Chevron Corp.	125,760	19,671,379
Williams Cos., Inc. (The)	514,300	21,857,750
		41,529,129
Financials — 13.6%
American Financial Group, Inc.	103,400	12,720,268
Axis Capital Holdings Ltd.	223,550	15,793,807
Everest Group Ltd.	34,200	13,030,884
Marsh & McLennan Cos., Inc.	61,600	12,980,352
Nasdaq, Inc.	349,300	21,048,818
Willis Towers Watson plc	44,870	11,762,222
		87,336,351
Health Care — 16.6%
Abbott Laboratories	117,218	12,180,122
Cencora, Inc.	79,000	17,798,700
Danaher Corp.	75,343	18,824,449
Medtronic plc	108,836	8,566,482
Stryker Corp.	37,000	12,589,250
UnitedHealth Group, Inc.	38,550	19,631,973
Zimmer Biomet Holdings, Inc.	103,900	11,276,267
Zoetis, Inc.	32,892	5,702,157
		106,569,400
Industrials — 10.2%
Amphenol Corp. - Class A	94,000	6,332,780
Honeywell International, Inc.	53,350	11,392,359
Illinois Tool Works, Inc.	52,000	12,321,920
Nordson Corp.	46,300	10,738,822
Northrop Grumman Corp.	27,000	11,770,650
Waste Management, Inc.	60,500	12,907,070
		65,463,601
COMMON STOCKS — 99.1%	Shares	Value
Real Estate — 1.9%
American Tower Corp.	61,187	$11,893,529

Technology — 23.3%
Accenture plc - Class A	33,190	10,070,178
Adobe, Inc. (a)	26,260	14,588,480
Analog Devices, Inc.	59,200	13,512,992
Apple, Inc.	61,760	13,007,891
ASML Holding N.V.	7,100	7,261,383
Intuit, Inc.	10,250	6,736,403
Mastercard, Inc. - Class A	26,450	11,668,682
Microsoft Corp.	60,260	26,933,207
Roper Technologies, Inc.	26,000	14,655,160
S&P Global, Inc.	14,057	6,269,422
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	63,000	10,950,030
Visa, Inc. - Class A	50,600	13,280,982
		148,934,810
Utilities — 5.9%
Alliant Energy Corp.	352,910	17,963,119
American Electric Power Co., Inc.	227,600	19,969,624
		37,932,743
Total Common Stocks (Cost $442,157,609)		$634,930,411

MONEY MARKET FUNDS — 0.8%
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $5,238,390)	5,238,390	$5,238,390

Investments at Value — 99.9% (Cost $447,395,999)		$640,168,801

Other Assets in Excess of Liabilities — 0.1%		324,459

Net Assets — 100.0%		$640,493,260

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COMMON STOCKS — 98.3%	Shares	Value
Communications — 1.5%
New York Times Co. (The) - Class A	44,300	$2,268,603

Consumer Discretionary — 10.1%
Beacon Roofing Supply, Inc. (a)	15,500	1,402,750
Floor & Decor Holdings, Inc. - Class A (a)	18,100	1,799,321
LKQ Corp.	49,100	2,042,069
NVR, Inc. (a)	195	1,479,769
Ralph Lauren Corp.	9,500	1,663,070
Rush Enterprises, Inc. - Class A	38,100	1,595,247
Steven Madden Ltd.	42,300	1,789,290
Texas Roadhouse, Inc.	11,900	2,043,349
Williams-Sonoma, Inc.	6,300	1,778,931
		15,593,796
Consumer Staples — 2.4%
BJ’s Wholesale Club Holdings, Inc. (a)	22,400	1,967,616
Coca-Cola Consolidated, Inc.	1,600	1,736,000
		3,703,616
Energy — 2.8%
DT Midstream, Inc.	25,000	1,775,750
World Kinect Corp.	99,200	2,559,360
		4,335,110
Financials — 12.3%
American Financial Group, Inc.	21,400	2,632,628
Arrow Financial Corp.	35,597	927,302
Axis Capital Holdings Ltd.	43,700	3,087,405
Diamond Hill Investment Group, Inc.	7,900	1,111,925
East West Bancorp, Inc.	28,700	2,101,701
Everest Group Ltd.	6,800	2,590,936
SEI Investments Co.	26,000	1,681,940
Webster Financial Corp.	41,000	1,787,190
Wintrust Financial Corp.	30,300	2,986,368
		18,907,395
Health Care — 11.1%
Charles River Laboratories International, Inc. (a)	11,400	2,355,012
Chemed Corp.	4,300	2,333,094
Jazz Pharmaceuticals plc (a)	18,900	2,017,197
LeMaitre Vascular, Inc.	25,900	2,131,052
Option Care Health, Inc. (a)	68,300	1,891,910
Quest Diagnostics, Inc.	10,600	1,450,928
Repligen Corp. (a)	9,900	1,247,994
U.S. Physical Therapy, Inc.	19,400	1,792,948
Universal Health Services, Inc. - Class B	10,200	1,886,286
		17,106,421
COMMON STOCKS — 98.3%	Shares	Value
Industrials — 16.3%
A.O. Smith Corp.	30,900	$2,527,002
AMN Healthcare Services, Inc. (a)	19,700	1,009,231
Applied Industrial Technologies, Inc.	14,700	2,851,800
Comfort Systems USA, Inc.	3,700	1,125,244
Core & Main, Inc. - Class A (a)	31,900	1,561,186
Donaldson Co., Inc.	29,100	2,082,396
Gorman-Rupp Co. (The)	50,500	1,853,855
Hubbell, Inc.	5,200	1,900,496
IDEX Corp.	8,500	1,710,200
Littelfuse, Inc.	8,900	2,274,751
LSI Industries, Inc.	105,300	1,523,691
Nordson Corp.	9,300	2,157,042
SiteOne Landscape Supply, Inc. (a)	8,200	995,562
Watts Water Technologies, Inc. - Class A	8,400	1,540,308
		25,112,764
Materials — 10.1%
Avery Dennison Corp.	11,600	2,536,340
H.B. Fuller Co.	36,600	2,816,736
Hawkins, Inc.	34,000	3,094,000
Reliance, Inc.	8,000	2,284,800
RPM International, Inc.	15,600	1,679,808
Sonoco Products Co.	34,500	1,749,840
UFP Industries, Inc.	11,700	1,310,400
		15,471,924
Real Estate — 6.4%
Americold Realty Trust, Inc.	88,200	2,252,628
Community Healthcare Trust, Inc.	49,300	1,153,127
Equity LifeStyle Properties, Inc.	13,000	846,690
Jones Lang LaSalle, Inc. (a)	11,200	2,299,136
NNN REIT, Inc.	46,900	1,997,940
STAG Industrial, Inc.	37,400	1,348,644
		9,898,165
Technology — 21.6%
Amdocs Ltd.	23,600	1,862,512
Bentley Systems, Inc. - Class B	44,200	2,181,712
Blackbaud, Inc. (a)	23,800	1,812,846
CACI International, Inc. - Class A (a)	5,400	2,322,702
DoubleVerify Holdings, Inc. (a)	62,600	1,218,822
Dynatrace, Inc. (a)	57,800	2,585,972
Genpact Ltd.	59,500	1,915,305
Globant S.A. (a)	11,500	2,049,990
ICF International, Inc.	8,700	1,291,602
Jack Henry & Associates, Inc.	8,400	1,394,568
Leidos Holdings, Inc.	19,700	2,873,836
MAXIMUS, Inc.	28,100	2,408,170
Paylocity Holding Corp. (a)	6,900	909,765
PTC, Inc. (a)	9,200	1,671,364

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COMMON STOCKS — 98.3%	Shares	Value
Sapiens International Corp. N.V.	57,300	$1,944,189
Tyler Technologies, Inc. (a)	5,350	2,689,873
WEX, Inc. (a)	4,900	867,986
Zebra Technologies Corp. - Class A (a)	3,700	1,143,041
		33,144,255
Utilities — 3.7%
Atmos Energy Corp.	14,500	1,691,425
Portland General Electric Co.	32,200	1,392,328
Unitil Corp.	50,600	2,620,574
		5,704,327
Total Common Stocks (Cost $123,355,885)		$151,246,376

MONEY MARKET FUNDS — 1.7%
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $2,538,428)	2,538,428	$2,538,428

Investments at Value — 100.0% (Cost $125,894,313)		$153,784,804

Other Assets in Excess of Liabilities — 0.0% (c)		30,917

Net Assets — 100.0%		$153,815,721

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.
(c)	Percentage rounds to less than 0.1%.

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COMMON STOCKS — 98.4%	Shares	Value
Communications — 9.0%
Baidu, Inc. - ADR (a)	1,800	$155,664
Deutsche Telekom AG - ADR	7,100	178,849
KDDI Corp. - ADR	22,600	298,546
Orange S.A. - ADR	7,500	74,925
PDLT, Inc. - ADR	14,100	346,296
Publicis Groupe S.A. - ADR	16,400	427,220
SK Telecom Co. Ltd. - ADR	4,600	96,278
Tencent Holdings Ltd. - ADR	10,400	492,544
WPP plc - ADR	1,800	82,404
		2,152,726
Consumer Discretionary — 7.9%
Alibaba Group Holding Ltd. - ADR	2,000	144,000
Bridgestone Corp. - ADR	8,200	161,622
Bunzl plc - ADR	7,700	292,831
CIE Financiere Richemont S.A. - ADR	22,000	343,200
Honda Motor Co. Ltd. - ADR	5,500	177,320
JD.com, Inc. - ADR	1,700	43,928
Magna International, Inc.	6,000	251,400
Mercedes-Benz Group AG	3,600	248,666
Toyota Motor Corp. - ADR	1,100	225,467
		1,888,434
Consumer Staples — 8.2%
ITOCHU Corp. - ADR	3,700	363,895
L’Oreal S.A. - ADR	2,800	245,924
Nestlé S.A. - ADR	2,800	286,860
Reckitt Benckiser Group plc - ADR	5,900	64,546
Shoprite Holdings Ltd. - ADR	32,100	500,118
Unilever plc - ADR	2,200	120,978
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	360,612
		1,942,933
Energy — 3.3%
BP plc - ADR	4,000	144,400
Gazprom PJSC - ADR (a)(b)	14,000	140
Shell plc - ADR	4,600	332,029
TotalEnergies SE - ADR	2,352	156,831
Woodside Energy Group Ltd. - ADR	7,599	142,937
		776,337
Financials — 21.4%
Admiral Group plc - ADR	8,200	270,436
Allianz SE - ADR	10,700	296,604
Banco Santander S.A. - ADR	37,155	172,028
Bank of Montreal	1,240	103,974
Barclays plc - ADR	15,000	160,650
BNP Paribas S.A. - ADR	6,100	196,054
China Construction Bank Corp. - ADR	23,000	339,480
COMMON STOCKS — 98.4%	Shares	Value
Commonwealth Bank of Australia - ADR	1,700	$143,786
Deutsche Boerse AG - ADR	7,000	143,010
Industrial & Commercial Bank of China Ltd. - ADR	33,800	399,178
KB Financial Group, Inc. - ADR	2,400	135,864
Legal & General Group plc - ADR	15,700	225,452
Manulife Financial Corp.	7,720	205,506
Mitsubishi UFJ Financial Group, Inc. - ADR	40,000	432,000
ORIX Corp. - ADR	1,650	183,645
Royal Bank of Canada	1,900	202,122
Sumitomo Mitsui Financial Group, Inc. - ADR	40,000	536,400
Tokio Marine Holdings, Inc. - ADR	15,800	595,186
Toronto-Dominion Bank (The)	2,700	148,392
United Overseas Bank Ltd. - ADR	2,500	114,875
Zurich Insurance Group AG - ADR	1,940	103,538
		5,108,180
Health Care — 8.6%
Astellas Pharma, Inc. - ADR	10,300	101,558
Bayer AG - ADR	10,700	75,328
Dr. Reddy’s Laboratories Ltd. - ADR	4,500	342,855
Novartis AG - ADR	2,480	264,021
Novo Nordisk A/S - ADR	3,700	528,137
Roche Holding AG - ADR	15,100	523,517
Sanofi S.A. - ADR	2,000	97,040
Takeda Pharmaceutical Co. Ltd. - ADR	9,340	120,860
		2,053,316
Industrials — 7.5%
ABB Ltd. - ADR	2,900	161,559
Atlas Copco AB - ADR	28,400	535,908
BAE Systems plc - ADR	3,800	254,030
Schneider Electric SE - ADR	9,900	476,586
Sensata Technologies Holding plc	2,200	82,258
Siemens AG - ADR	2,900	270,425
		1,780,766
Materials — 9.1%
Air Liquide S.A. - ADR	5,528	191,473
BASF SE - ADR	7,400	89,392
BHP Group Ltd. - ADR	7,400	422,466
Cemex S.A.B. de C.V. - ADR	30,300	193,617
Companhia Siderurgica Nacional S.A. - ADR	57,100	131,330
Fortescue Ltd. - ADR	3,300	94,545
Nitto Denko Corp. - ADR	9,000	357,030
POSCO Holdings, Inc. - ADR	4,200	276,108
Rio Tinto plc - ADR	1,570	103,510

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COMMON STOCKS — 98.4%	Shares	Value
Vale S.A. - ADR	27,800	$310,526
		2,169,997
Real Estate — 1.3%
Sun Hung Kai Properties Ltd. - ADR	34,700	300,502

Technology — 18.7%
ASML Holding N.V.	500	511,365
Capgemini SE - ADR	4,000	159,200
CGI, Inc. (a)	4,300	429,183
Infosys Ltd. - ADR	24,100	448,742
Lenovo Group Ltd. - ADR	17,900	506,749
Open Text Corp.	11,500	345,460
PDD Holdings, Inc. (a)	1,900	252,605
RELX plc - ADR	2,500	114,700
SAP SE - ADR	1,300	262,223
Sony Group Corp. - ADR	4,500	382,275
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,200	556,192
United Microelectronics Corp. - ADR (a)	55,700	487,932
		4,456,626
Utilities — 3.4%
Enel S.p.A. - ADR	33,700	232,193
Iberdrola S.A. - ADR	6,300	329,616
National Grid plc - ADR	1,629	92,527
SSE plc - ADR	6,900	158,631
		812,967
Total Common Stocks (Cost $16,283,444)		$23,442,784
PREFERRED STOCKS — 0.6%	Shares	Value
Financials — 0.6%
Itau Unibanco Holding S.A. - ADR (Cost $129,573)	24,800	$144,832

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class Z, 5.19% (c) (Cost $12,897)	12,897	$12,897

Investments at Value — 99.1% (Cost $16,425,914)		$23,600,513

Other Assets in Excess of Liabilities — 0.9%		212,304

Net Assets — 100.0%		$23,812,817

(a)	Non-income producing security.
(b)	This security is currently restricted from trading and is valued using Level 3 inputs as of June 30, 2024. The total fair value of Level 3 securities as of June 30, 2024 is $140.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.

A/S - Aktieselskab

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

PJSC - Public Joint-Stock Company

plc - Public Limited Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable

SE - Societe Europaea

S.P.A. - Societa per azioni

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 61.6%	Coupon	Maturity	Par Value	Value
Finance — 28.7%
Allstate Corp.	0.750%	12/15/25	$4,102,000	$3,835,842
American Express Co.	2.500%	07/30/24	3,647,000	3,647,000
AON plc	3.875%	12/15/25	3,999,000	3,908,071
Bank of America Corp., Series L	3.875%	08/01/25	4,599,000	4,528,062
Branch Banking & Trust Co.	3.625%	09/16/25	4,540,000	4,421,636
Chubb INA Holdings, Inc.	3.350%	05/03/26	5,559,000	5,378,572
Essex Portfolio, L.P.	3.500%	04/01/25	3,435,000	3,376,793
Essex Portfolio, L.P.	3.375%	04/15/26	565,000	545,044
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,895,000	3,993,908
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	4,050,000	4,000,306
Huntington Bancshares, Inc.	2.625%	08/06/24	3,840,000	3,826,753
JPMorgan Chase & Co.	3.875%	09/10/24	2,704,000	2,693,140
JPMorgan Chase & Co.	2.182%	06/01/28	2,935,000	2,694,314
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,459,651
Marsh & McLennan Co., Inc.	3.500%	03/10/25	765,000	753,860
Morgan Stanley, Series F	3.700%	10/23/24	200,000	198,732
Morgan Stanley, Series F	4.000%	07/23/25	4,200,000	4,137,037
Morgan Stanley	3.591%	07/22/28	1,100,000	1,045,907
National Retail Properties, Inc.	4.000%	11/15/25	4,120,000	4,035,094
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,003,974
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,135,397
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,000,200
Truist Financial Corp., Series H	3.875%	03/19/29	1,000,000	932,559
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,790,000	4,592,725
U.S. Bancorp, Series Y	3.000%	07/30/29	900,000	805,312
Wells Fargo & Co., Series N	3.550%	09/29/25	830,000	810,321
Wells Fargo & Co., Series M	4.100%	06/03/26	3,290,000	3,206,238
				78,966,448
Industrials — 21.1%
Becton Dickinson and Co.	3.734%	12/15/24	2,269,000	2,247,574
Burlington Northern Santa Fe	3.650%	09/01/25	3,970,000	3,892,155
Cisco Systems, Inc.	4.800%	02/26/27	5,140,000	5,125,702
CVS Health Corp.	3.875%	07/20/25	4,100,000	4,026,060
Dover Corp.	3.150%	11/15/25	4,515,000	4,374,638
Enterprise Products Operating, LLC	3.750%	02/15/25	500,000	494,018
Home Depot, Inc. (The)	5.150%	06/25/26	5,500,000	5,505,222
Johnson Controls International plc	3.625%	07/02/24	4,252,000	4,252,000
MPLX, L.P.	4.875%	12/01/24	3,505,000	3,489,862
Norfolk Southern Corp.	5.590%	05/17/25	1,280,000	1,277,936
Norfolk Southern Corp.	3.650%	08/01/25	3,300,000	3,238,233
Parker-Hannifin Corp.	4.250%	09/15/27	4,105,000	4,001,095
Roper Technologies, Inc.	1.000%	09/15/25	4,083,000	3,866,655
Starbucks Corp.	4.850%	02/08/27	3,870,000	3,850,017
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	899,477
Walt Disney Co. (The)	1.750%	01/13/26	3,429,000	3,252,997
Xylem, Inc.	3.250%	11/01/26	3,075,000	2,939,861
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,077,789
				57,811,291
Utilities — 11.8%
Berkshire Hathaway, Inc.	3.500%	02/01/25	1,300,000	1,283,688

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 61.6%	Coupon	Maturity	Par Value	Value
Berkshire Hathaway, Inc.	3.250%	04/15/28	$743,000	$697,294
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,359,553
Eversource Energy, Series H	3.150%	01/15/25	1,495,000	1,473,412
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,209,725
Eversource Energy, Series U	1.400%	08/15/26	1,260,000	1,156,393
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,291,710
Georgia Power Co., Series 2019-A	2.200%	09/15/24	3,450,000	3,423,749
Interstate Power & Light Co.	3.250%	12/01/24	1,910,000	1,890,892
Interstate Power & Light Co.	3.400%	08/15/25	2,895,000	2,825,068
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,875,000	1,845,829
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,430,016
Xcel Energy, Inc.	3.300%	06/01/25	4,610,000	4,508,367
				32,395,696

Total Corporate Bonds (Cost $172,137,930)				$169,173,435

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0%
Federal Home Loan Mortgage Corporation — 4.4%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$6,224	$6,160
FHLMC, Series 4287, Class AB	2.000%	12/15/26	137,655	131,334
FHLMC, Pool #J3-2364	2.500%	11/01/28	594,544	570,222
FHLMC, Pool #ZS-7207	3.500%	07/01/30	564,254	545,568
FHLMC, Pool #G1-8642	3.500%	04/01/32	584,409	559,696
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,283,038	1,227,951
FHLMC, Pool #G1-6330	3.500%	08/01/32	614,689	591,406
FHLMC, Pool #SB-0380	3.500%	02/01/34	662,313	633,823
FHLMC, Series 4198, Class BE	2.000%	10/15/40	28,558	28,412
FHLMC, Series 5050, Class BG	1.000%	01/15/41	685,719	607,208
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,665,555	1,414,615
FHLMC, Series 4009, Class PA	2.000%	06/15/41	197,119	186,462
FHLMC, Series 4709, Class EA	3.000%	01/15/46	645,276	605,984
FHLMC, Series 5301, Class ED	5.000%	04/01/53	5,245,199	5,148,613
				12,257,454
Federal National Mortgage Association — 7.6%
FNMA, Pool #AN2351	2.150%	09/01/26	2,000,000	1,881,227
FNMA, Pool #AT2060	2.500%	04/01/28	547,257	525,224
FNMA, Pool #AL9230	3.500%	12/01/29	507,681	492,893
FNMA, Pool #FM1536	2.500%	11/01/30	209,227	201,271
FNMA, Pool #MA4424	1.500%	09/01/31	956,107	859,253
FNMA, Pool #MA1106	3.000%	07/01/32	1,611,446	1,521,110
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	444,327	403,559
FNMA, Pool #FM2287	4.500%	03/01/34	520,341	512,845
FNMA, Pool #FM2989	3.000%	09/01/34	778,081	735,622
FNMA, Pool #AL7077	4.000%	07/01/35	859,731	829,369
FNMA, Pool #833200	5.500%	09/01/35	199,572	202,073
FNMA, Pool #CA7891	1.500%	11/01/35	4,486,610	3,910,239
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,704,310	1,557,906
FNMA, Series FM8444	2.000%	06/01/36	2,188,302	1,939,527
FNMA, Pool #FM2293	4.000%	09/01/36	1,559,088	1,501,383
FNMA, Pool #FM7224	4.500%	11/01/38	767,349	755,407

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.0%	Coupon	Maturity	Par Value	Value
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	$14,815	$14,864
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	45,539	43,807
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,956,280	1,772,197
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,498,921	1,110,787
				20,770,563
Government National Mortgage Association — 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	2,533	2,521
GNMA, Pool #728920	4.000%	12/15/24	3,819	3,797
				6,318

Total Collateralized Mortgage Obligations (Cost $35,687,889)				$33,034,335

MUNICIPAL BONDS — 0.2%
Franklin County Ohio Convention Facilities, Series 2020 B (Cost $550,000)	1.155%	12/01/24	$550,000	$539,195

U.S. GOVERNMENT & AGENCIES — 5.0%
Federal Farm Credit Bank — 0.7%
FFCB	4.750%	10/13/27	$2,000,000	$2,010,804

Federal Home Loan Bank — 1.9%
FHLB	1.375%	08/26/26	4,100,000	3,803,598
FHLB	1.375%	09/29/26	1,600,000	1,481,659
				5,285,257
Federal National Mortgage Association — 0.9%
FNMA	4.800%	05/08/29	2,550,000	2,525,536

Federal Home Loan Mortgage Corporation — 1.5%
FHLMC	0.450%	07/22/24	4,000,000	3,988,341

Total U.S. Government & Agencies (Cost $14,220,434)				$13,809,938

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Notes — 20.0%
U.S. Treasury Notes (d)	2.000%	08/15/25	$5,800,000	$5,607,422
U.S. Treasury Notes	5.465%	04/30/26	2,720,000	2,719,618
U.S. Treasury Notes	2.750%	07/31/27	7,285,000	6,917,335
U.S. Treasury Notes (d)	2.750%	02/15/28	12,210,000	11,510,787
U.S. Treasury Notes	2.875%	05/15/28	10,535,000	9,952,283
U.S. Treasury Notes	3.125%	11/15/28	13,590,000	12,904,130
U.S. Treasury Notes	2.625%	02/15/29	5,875,000	5,446,308
Total U.S. Treasury Obligations (Cost $55,649,439)				$55,057,883

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MONEY MARKET FUNDS — 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (c) (Cost $2,286,568)	2,286,568	$2,286,568

Investments at Value — 99.6% (Cost $280,532,260)		$273,901,354

Other Assets in Excess of Liabilities — 0.4%		1,036,801

Net Assets — 100.0%		$274,938,155

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.
(d)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value of collateral as of June 30, 2024 is $17,118,209.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,000,200 as of June 30, 2024, representing 0.7% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

ENHANCED RETURN FUND	SCHEDULE OF FUTURES CONTRACTS AS OF JUNE 30, 2024 (UNAUDITED)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Appreciation
Index Futures
E-MINI S&P 500 Future	993	9/20/2024	$275,095,863	$274,142,475	$2,046,612

The average monthly notional value of futures contracts during the six months ended June 30, 2024 was $262,035,295.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 42.1%	Coupon	Maturity	Par Value	Value
Finance — 17.3%
Allstate Corp. (The)	5.250%	03/30/33	$27,850,000	$27,738,193
American Express Co.	1.650%	11/04/26	2,870,000	2,641,167
American Express Co.	2.550%	03/04/27	4,211,000	3,936,143
American Express Co.	5.532%	04/25/30	19,760,000	19,985,800
AON Corp.	3.750%	05/02/29	10,646,000	9,992,407
AON Corp.	2.800%	05/15/30	1,650,000	1,446,913
Bank of America Corp.	5.202%	04/25/29	29,890,000	29,837,141
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	8,567,034
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,198,045
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	24,200,000	24,814,523
Huntington Bancshares, Inc.	4.443%	08/04/28	6,655,000	6,447,291
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,888,605
Huntington Bancshares, Inc.	2.550%	02/04/30	10,628,000	9,090,013
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	6,660,000	6,421,424
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,604,463
KeyCorp	2.550%	10/01/29	9,755,000	8,276,436
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	1,482,000	1,448,626
PNC Financial Services	5.939%	08/18/34	12,605,000	12,915,048
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	9,850,000	9,133,612
Prologis, Inc.	3.875%	09/15/28	3,470,000	3,321,923
Prologis, Inc.	5.125%	01/15/34	9,060,000	8,940,090
Truist Financial Corp., Series H	3.875%	03/19/29	2,315,000	2,158,873
Truist Financial Corp.	2.250%	03/11/30	22,716,000	18,942,135
Truist Financial Corp., Series G	6.123%	10/28/33	3,285,000	3,358,297
Truist Financial Corp.	5.122%	01/26/34	10,305,000	9,864,175
U.S. Bancorp, Series Y	3.000%	07/30/29	22,755,000	20,360,969
U.S. Bancorp, Series BB	4.967%	07/22/33	11,985,000	11,358,315
Wells Fargo & Co., Series M	4.100%	06/03/26	17,315,000	16,874,167
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	13,826,392
				300,388,220
Industrials — 14.1%
Air Products and Chemicals, Inc.	4.750%	02/08/31	18,690,000	18,495,818
Air Products and Chemicals, Inc.	4.850%	02/08/34	15,235,000	14,953,390
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,143,105
Becton Dickinson & Co.	2.823%	05/20/30	11,250,000	9,941,255
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,835,000	1,725,919
Cisco Systems, Inc.	4.950%	02/26/31	3,230,000	3,227,767
Cisco Systems, Inc.	5.050%	02/26/34	18,625,000	18,607,085
CVS Health Corp.	4.300%	03/25/28	20,133,000	19,437,461
CVS Health Corp.	3.750%	04/01/30	5,000,000	4,601,208
Dover Corp.	3.150%	11/15/25	4,302,000	4,168,260
Dover Corp.	2.950%	11/04/29	24,695,000	22,314,126
Duke Energy Corp.	2.450%	06/01/30	18,000,000	15,471,366
Enterprise Products Operating, LLC	4.150%	10/16/28	4,497,000	4,347,548
Home Depot, Inc. (The)	4.850%	06/25/31	2,000,000	1,983,928
Honeywell International, Inc.	5.000%	03/01/35	12,680,000	12,569,821
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,272,648
Lowes Cos., Inc.	4.500%	04/15/30	19,722,000	19,143,734
Parker-Hannifin Corp.	3.250%	03/01/27	9,710,000	9,264,570

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 42.1%	Coupon	Maturity	Par Value	Value
Parker-Hannifin Corp.	4.250%	09/15/27	$14,431,000	$14,065,725
Roper Technologies, Inc.	2.950%	09/15/29	1,150,000	1,034,296
Verizon Communications, Inc.	4.329%	09/21/28	1,675,000	1,628,521
Verizon Communications, Inc.	4.016%	12/03/29	28,496,000	26,926,940
Xylem, Inc.	1.950%	01/30/28	5,250,000	4,715,326
				244,039,817
Utilities — 10.7%
Berkshire Hathaway, Inc.	3.700%	07/15/30	11,767,000	10,946,178
Duke Energy Corp.	2.650%	09/01/26	10,575,000	10,000,494
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,529,966
Eversource Energy, Series O	4.250%	04/01/29	17,808,000	16,961,689
Eversource Energy, Series R	1.650%	08/15/30	232,000	187,252
Florida Power & Light Co.	5.100%	04/01/33	31,020,000	30,882,353
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	25,075,016
Interstate Power & Light Co.	3.400%	08/15/25	2,525,000	2,464,006
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,105,466
Interstate Power & Light Co.	2.300%	06/01/30	6,410,000	5,470,167
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	660,000	625,608
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	5,558,000	5,239,230
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	15,950,000	13,787,458
Virginia Electric & Power Co., Series B	2.950%	11/15/26	695,000	660,882
Virginia Electric & Power Co., Series A	3.500%	03/15/27	4,777,000	4,586,161
Xcel Energy, Inc.	4.000%	06/15/28	19,857,000	18,924,469
Xcel Energy, Inc.	3.400%	06/01/30	13,365,000	12,003,496
				186,449,891

Total Corporate Bonds (Cost $786,847,801)				$730,877,928

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6%
Federal Home Loan Mortgage Corporation — 8.0%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$10,920	$10,875
FHLMC, Series 4287, Class AB	2.000%	12/15/26	258,103	246,251
FHLMC, Pool #ZA-3721	3.000%	06/01/29	3,254,556	3,125,335
FHLMC, Pool #ZK-6713	3.000%	06/01/29	2,078,155	1,995,047
FHLMC, Pool #C0-1005	8.000%	06/01/30	452	481
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,152,470	2,008,185
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,849,360	1,771,157
FHLMC, Pool #ZT-1964	3.500%	06/01/32	2,668,718	2,554,138
FHLMC, Pool #G1-8667	3.500%	11/01/32	1,157,813	1,107,609
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,293,274	1,188,690
FHLMC, Pool #78-0439 (H15T1Y + 222.3)	7.098%	04/01/33	7,835	7,863
FHLMC, Pool #G0-8068	5.500%	07/01/35	498,624	505,526
FHLMC, Pool #G0-1880	5.000%	08/01/35	25,792	25,598
FHLMC, Pool #G0-6616	4.500%	12/01/35	228,563	223,091
FHLMC, Pool #G3-0933	4.000%	01/01/36	9,144,464	8,819,571
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	525,935	530,849
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,595,103	1,518,546
FHLMC, Series 4887, Class A	3.250%	09/15/38	486,948	458,401
FHLMC, Pool #SC-0066	4.500%	01/01/39	5,416,354	5,289,428
FHLMC, Series 4346, NL	3.500%	07/15/39	76,534	73,142
FHLMC, Pool #GO-5659	4.500%	10/01/39	56,186	54,674

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6%	Coupon	Maturity	Par Value	Value
FHLMC, Pool #A8-9335	5.000%	10/01/39	$121,067	$120,378
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	336,319	335,036
FHLMC, Pool #SC-0047	3.000%	01/01/40	20,613,856	18,441,399
FHLMC, Series 3946, Class LN	3.500%	04/15/41	303,236	293,588
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	285,413	275,931
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	61,826	62,228
FHLMC, Series 4087, Class PT	3.000%	07/15/42	328,105	305,712
FHLMC, Series 4180, Class ME	2.500%	10/15/42	741,658	686,558
FHLMC, Series 4161, Class QA	3.000%	02/15/43	83,145	77,377
FHLMC, Series 4471, GA	3.000%	02/15/44	9,278,434	8,591,929
FHLMC, Series 4517, Class PC	2.500%	05/15/44	542,034	506,567
FHLMC, Series 4689, Class DA	3.000%	07/15/44	474,236	456,222
FHLMC, Series 4831, Class BA	3.500%	10/15/44	233,046	228,504
FHLMC, Series 4567, Class LA	3.000%	08/15/45	106,213	97,838
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,492,027	1,359,931
FHLMC, Series 4709, Class EA	3.000%	01/15/46	761,425	715,061
FHLMC, Pool #SD-1069	3.500%	06/01/49	5,323,609	4,797,147
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,407,818	2,943,634
FHLMC, Pool #SD-0695	4.000%	12/01/49	462,562	430,899
FHLMC, Pool #SD-2170	3.000%	07/01/51	22,184,344	19,155,978
FHLMC, Pool #SD-7556	3.000%	08/01/52	42,769,826	36,826,067
FHLMC, Series 5301, Class ED	5.000%	04/01/53	10,982,991	10,780,748
				139,003,189
Federal National Mortgage Association — 13.5%
FNMA, Pool #AS4320	3.000%	01/01/30	56,514	54,053
FNMA, Pool #MA0384	5.000%	04/01/30	259,194	257,757
FNMA, Pool #AL6923	3.000%	05/01/30	3,637,420	3,484,444
FNMA, Pool #AS5794	3.000%	09/01/30	726,527	691,448
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,654,391	1,554,490
FNMA, Pool #MA4424	1.500%	09/01/31	29,058,282	26,114,645
FNMA, Pool #AL9309	3.500%	10/01/31	604,423	579,564
FNMA, Pool #MA1107	3.500%	07/01/32	245,009	234,481
FNMA, Pool #MA1237	3.000%	11/01/32	158,878	149,598
FNMA, Pool #725027	5.000%	11/01/33	115,338	114,326
FNMA, Pool #FM5394	3.000%	03/01/34	4,184,466	3,925,823
FNMA, Pool #FM3388	4.000%	03/01/34	398,702	392,574
FNMA, Pool #725704	6.000%	08/01/34	46,096	47,309
FNMA, Pool #FM5050	2.500%	02/01/35	905,132	857,778
FNMA, Pool #AL7077	4.000%	07/01/35	1,709,747	1,649,367
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	19,180	19,354
FNMA, Pool #BM1971	3.500%	12/01/35	1,086,833	1,031,562
FNMA, Pool #888223	5.500%	01/01/36	161,510	163,535
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	165,175	159,375
FNMA, Pool #995112	5.500%	07/01/36	172,073	173,891
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	55,432	54,336
FNMA, Pool #FM2293	4.000%	09/01/36	223,849	215,564
FNMA, Pool #MA2773	3.000%	10/01/36	3,886,358	3,581,935
FNMA, Pool #AL9623	4.000%	12/01/36	1,395,046	1,344,206
FNMA, Pool #889050	6.000%	05/01/37	90,019	92,777
FNMA, Pool #MA3186	4.000%	11/01/37	4,825,297	4,624,935
FNMA, Pool #MA3337	4.000%	04/01/38	1,777,629	1,687,890

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.6%	Coupon	Maturity	Par Value	Value
FNMA, Pool #AA4392	4.000%	04/01/39	$372,396	$351,833
FNMA, Pool #FM9469	4.000%	08/01/39	5,548,638	5,289,156
FNMA, Pool #CB0114	2.500%	04/01/41	15,416,772	13,365,263
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	88,776	87,128
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	14,815	14,864
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	497,615	458,669
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	101,097	97,252
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	1,152,461	1,091,699
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	218,043	201,881
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	169,517	163,895
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	120,205	113,926
FNMA, Pool #AU7025	3.000%	11/01/43	9,274,901	8,217,966
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	761,994	720,799
FNMA, Series 2016-79, Class L	2.500%	10/25/44	903,280	835,498
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,501,759	1,373,282
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,751,299	1,612,334
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	95,684	88,297
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,791,202	1,724,130
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	726,004	668,135
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,346,398	1,243,991
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	181,437	165,162
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	1,263,392	1,246,177
FNMA, Series 2018-25, Class P	3.500%	03/25/46	2,080,556	1,967,207
FNMA, Pool #BM5003	4.000%	03/01/47	1,106,198	1,033,045
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	8,213,963	7,852,280
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,607,238	1,376,937
FNMA, Pool #CA3967	3.500%	08/01/49	366,556	330,350
FNMA, Series 2019-57, KJ	2.500%	08/25/49	116,154	100,076
FNMA, Pool #FS4218	4.000%	10/01/49	9,341,315	8,738,198
FNMA, Pool #CA4860	3.000%	12/01/49	26,239,577	22,710,405
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	6,674,882	4,946,473
FNMA, Pool #FM9631	3.000%	11/01/51	7,591,592	6,551,602
FNMA, Pool #FS3678	3.000%	12/01/51	12,585,961	10,898,262
FNMA, Pool #CB3051	3.000%	03/01/52	7,034,352	6,084,299
FNMA, Pool #FS4520	3.000%	04/01/52	33,908,851	29,308,150
FNMA, Pool #FS4608	3.000%	05/01/52	9,433,091	8,158,167
FNMA, Pool #FS7972	3.000%	05/01/52	12,011,780	10,376,099
FNMA, Pool #FS2724	3.000%	07/01/52	15,059,742	12,940,422
FNMA, Pool #FS8070	3.000%	07/01/52	11,256,057	9,706,900
				235,467,226
Government National Mortgage Association — 1.1%
GNMA, Pool #004847M	4.000%	11/01/25	17,316	17,101
GNMA, Pool #780400X	7.000%	12/01/25	180	181
GNMA, Pool #780420X	7.500%	08/01/26	149	150
GNMA, Pool #002658M	6.500%	10/01/28	3,866	3,934
GNMA, Pool #002945M	7.500%	07/01/30	359	371
GNMA, Pool #004187M	5.500%	07/01/38	6,960	7,057
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	22,248,303	18,375,524
				18,404,318

Total Collateralized Mortgage Obligations (Cost $418,214,242)				$392,874,733

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MUNICIPAL BONDS — 2.1%	Coupon	Maturity	Par Value	Value
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	$5,000,000	$4,338,573
Kansas Development Finance Authority, Series 2015 H	3.741%	04/15/25	3,705,000	3,659,133
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	410,000	401,396
Kansas Development Finance Authority Revenue, Series 2015 H	3.941%	04/15/26	8,000,000	7,849,747
Ohio University General Receipts, Series 2020	1.766%	12/01/26	2,000,000	1,855,301
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	4,635,000	4,348,841
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	9,700,402	9,723,895
University of Cincinnati Ohio General Receipts Revenue, Series 2019 B	2.162%	06/01/25	2,185,000	2,122,891
University of Washington Revenue, Series 2009B	5.400%	06/01/36	3,000,000	3,007,927
Total Municipal Bonds (Cost $38,688,336)				$37,307,704

U.S. GOVERNMENT & AGENCIES — 4.8%
Federal National Mortgage Association — 4.8%
FNMA	3.320%	04/01/28	$9,260,000	$8,752,241
FNMA	3.740%	07/01/28	8,938,000	8,558,347
FNMA	3.650%	01/01/29	5,000,000	4,771,753
FNMA	3.150%	06/01/29	8,000,000	7,430,568
FNMA	1.520%	08/21/35	59,440,000	41,798,782
FNMA	3.500%	11/01/46	12,443,026	11,268,747
Total U.S. Government & Agencies (Cost $84,209,678)				$82,580,438

U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Bonds — 13.9%
U.S. Treasury Bonds	2.250%	05/15/41	$44,500,000	$32,192,969
U.S. Treasury Bonds	2.375%	02/15/42	100,975,000	73,490,867
U.S. Treasury Bonds	2.500%	02/15/45	100,600,000	71,740,375
U.S. Treasury Bonds	2.500%	05/15/46	44,545,000	31,299,823
U.S. Treasury Bonds	2.750%	08/15/47	44,990,000	32,772,403
				241,496,437
U.S. Treasury Notes — 13.0%
U.S. Treasury Notes	4.125%	11/15/32	30,460,000	29,950,747
U.S. Treasury Notes	3.500%	02/15/33	65,700,000	61,573,219
U.S. Treasury Notes	3.375%	05/15/33	92,530,000	85,763,744
U.S. Treasury Notes	3.875%	08/15/33	38,590,000	37,130,815
U.S. Treasury Notes	4.500%	11/15/33	12,000,000	12,112,500
				226,531,025

Total U.S. Treasury Obligations (Cost $510,246,578)				$468,027,462

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

PREFERRED STOCKS — 0.5%	Shares	Value
Financials — 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)	354,596	$9,162,761

MONEY MARKET FUNDS — 0.7%
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $11,523,813)	11,523,813	$11,523,813

Investments at Value — 99.7% (Cost $1,858,427,555)		$1,732,354,839

Other Assets in Excess of Liabilities — 0.3%		4,757,828

Net Assets — 100.0%		$1,737,112,667

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 49.1%	Coupon	Maturity	Par Value	Value
Finance — 21.3%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$995,985
American Express Co.	3.950%	08/01/25	4,250,000	4,179,680
AON Corp.	3.750%	05/02/29	615,000	577,243
Bank of America Corp.	5.202%	04/25/29	5,370,000	5,360,503
Branch Banking & Trust Co.	3.625%	09/16/25	1,145,000	1,115,148
Essex Portfolio, L.P.	4.000%	03/01/29	1,716,000	1,621,367
Essex Portfolio, L.P.	3.000%	01/15/30	3,120,000	2,765,275
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,279,000	4,387,659
Huntington Bancshares, Inc.	4.000%	05/15/25	1,225,000	1,204,686
Huntington Bancshares, Inc.	6.208%	08/21/29	3,300,000	3,368,337
JPMorgan Chase & Co.	3.875%	09/10/24	3,065,000	3,052,690
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	2,500,000	2,410,444
KeyCorp, Series O	4.150%	10/29/25	1,500,000	1,466,347
KeyCorp	2.550%	10/01/29	3,465,000	2,939,811
Morgan Stanley, Series F	3.700%	10/23/24	4,135,000	4,108,780
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,657,647
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,072,302
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	1,000,000	927,270
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,058,971
Truist Financial Corp	7.161%	10/30/29	1,510,000	1,603,305
Truist Financial Corp.	2.250%	03/11/30	3,900,000	3,252,084
U.S. Bancorp, Series BB	4.967%	07/22/33	6,225,000	5,899,501
Wells Fargo & Co., Series M	4.100%	06/03/26	2,050,000	1,997,808
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,000,000	957,676
Wells Fargo & Co., Series O	4.300%	07/22/27	2,600,000	2,531,771
				64,512,290
Industrials — 16.5%
Air Products and Chemicals, Inc.	4.750%	02/08/31	5,200,000	5,145,974
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,849,728
Burlington Northern Santa Fe	3.650%	09/01/25	485,000	475,490
Cisco Systems, Inc.	4.850%	02/26/29	3,500,000	3,498,899
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,089,449
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,301,425
Dover Corp.	3.150%	11/15/25	2,650,000	2,567,617
Dover Corp.	2.950%	11/04/29	1,995,000	1,802,660
Home Depot, Inc. (The)	2.950%	06/15/29	1,000,000	916,543
Honeywell International, Inc.	4.875%	09/01/29	3,700,000	3,704,641
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,226,156
Kroger Co. (The)	3.500%	02/01/26	2,100,000	2,038,432
Norfolk Southern Corp.	2.900%	06/15/26	4,690,000	4,480,651
Parker-Hannifin Corp.	3.300%	11/21/24	1,410,000	1,397,198
Parker-Hannifin Corp.	4.250%	09/15/27	3,000,000	2,924,065
Starbucks Corp.	4.850%	02/08/27	2,500,000	2,487,091
Union Pacific Corp.	3.750%	07/15/25	535,000	527,113
Verizon Communications, Inc.	4.016%	12/03/29	3,935,000	3,718,329
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,824,209
				49,975,670
Utilities — 11.3%
Berkshire Hathaway, Inc.	3.250%	04/15/28	3,500,000	3,284,696
Duke Energy Corp.	2.650%	09/01/26	4,750,000	4,491,948

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 49.1%	Coupon	Maturity	Par Value	Value
Eversource Energy, Series AA	4.750%	05/15/26	$3,028,000	$2,990,244
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,150,520
Florida Power & Light Co.	4.400%	05/15/28	1,315,000	1,291,441
Florida Power & Light Co.	5.100%	04/01/33	5,500,000	5,475,595
Georgia Power Co., Series 2019-A	2.200%	09/15/24	975,000	967,581
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	1,009,998
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,269,956
Interstate Power & Light Co.	2.300%	06/01/30	1,067,000	910,557
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,090,000	2,928,982
Virginia Electric & Power Co., Series 2015A	3.100%	05/15/25	394,000	385,818
Virginia Electric & Power Co., Series A	3.800%	04/01/28	2,250,000	2,152,730
Xcel Energy, Inc.	3.300%	06/01/25	4,050,000	3,960,713
Xcel Energy, Inc.	4.000%	06/15/28	500,000	476,519
Xcel Energy, Inc.	3.400%	06/01/30	290,000	260,457
				34,007,755

Total Corporate Bonds (Cost $152,562,446)				$148,495,715

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
Federal Home Loan Mortgage Corporation — 3.8%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$5,139	$5,118
FHLMC, Pool #J1-2635	4.000%	07/01/25	19,804	19,601
FHLMC, Pool #G1-8642	3.500%	04/01/32	417,435	399,783
FHLMC, Series 4151, Class PA	2.000%	01/15/33	738,716	678,978
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,675,651	1,563,988
FHLMC, Pool #G0-8068	5.500%	07/01/35	64,045	64,931
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,738,161	2,449,591
FHLMC, Series 3946, Class LN	3.500%	04/15/41	172,792	167,294
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	11,792	11,868
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,644,638	2,347,409
FHLMC, Series 5301, Class ED	5.000%	04/01/53	4,013,718	3,939,808
				11,648,369
Federal National Mortgage Association — 2.8%
FNMA, Pool #MA0384	5.000%	04/01/30	54,711	54,408
FNMA, Pool #MA1237	3.000%	11/01/32	680,364	640,627
FNMA, Pool #FM5050	2.500%	02/01/35	1,701,376	1,612,365
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	153,377	147,991
FNMA, Pool #FS0140	4.000%	11/01/37	3,046,004	2,927,781
FNMA, Pool #AA4392	4.000%	04/01/39	74,109	70,016
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	195,927	188,831
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	14,815	14,864
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	397,425	366,320
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	549,487	510,655
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.850%	12/01/44	96,669	98,520
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	425,026	388,665
FNMA, Pool #CA5539	3.000%	04/01/50	1,551,342	1,348,478
				8,369,521
Government National Mortgage Association — 0.8%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,691,129	2,363,751

Total Collateralized Mortgage Obligations (Cost $24,072,441)				$22,381,641

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MUNICIPAL BONDS — 1.6%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$3,000,000	$2,937,042
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	2,000,000	1,876,522
Total Municipal Bonds (Cost $5,069,886)				$4,813,564

U.S. GOVERNMENT & AGENCIES — 5.0%
Federal National Mortgage Association — 0.8%
FNMA	3.320%	04/01/28	$2,500,000	$2,362,916

Federal Home Loan Bank — 4.2%
FHLB	1.950%	09/10/25	4,000,000	3,850,227
FHLB	4.750%	12/10/32	9,000,000	9,070,339
				12,920,566

Total U.S. Government & Agencies (Cost $15,866,762)				$15,283,482

U.S. TREASURY OBLIGATIONS — 35.3%
U.S. Treasury Notes — 35.3%
U.S. Treasury Notes	4.125%	10/31/27	$4,250,000	$4,202,520
U.S. Treasury Notes	1.375%	10/31/28	13,935,000	12,287,840
U.S. Treasury Notes	2.625%	02/15/29	14,000,000	12,978,437
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,138,750
U.S. Treasury Notes	3.500%	01/31/30	14,250,000	13,648,828
U.S. Treasury Notes	1.500%	02/15/30	7,300,000	6,267,164
U.S. Treasury Notes	0.875%	11/15/30	15,900,000	12,861,609
U.S. Treasury Notes	1.375%	11/15/31	16,000,000	13,015,000
U.S. Treasury Notes	2.875%	05/15/32	13,150,000	11,847,328
U.S. Treasury Notes	4.000%	02/15/34	7,950,000	7,718,953
Total U.S. Treasury Obligations (Cost $108,898,971)				$106,966,429

PREFERRED STOCKS — 0.5%	Shares	Value
Financials — 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$1,547,558

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class Z, 5.19% (b) (Cost $291,546)	291,546	$291,546

Investments at Value — 99.0% (Cost $308,208,083)		$299,779,935

Other Assets in Excess of Liabilities — 1.0%		2,939,636

Net Assets — 100.0%		$302,719,571

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 59.6%	Coupon	Maturity	Par Value	Value
Finance — 27.9%
Allstate Corp.	0.750%	12/15/25	$3,000,000	$2,805,346
American Express Co.	2.500%	07/30/24	2,900,000	2,900,000
American Express Co.	2.550%	03/04/27	1,000,000	934,729
AON plc	3.875%	12/15/25	3,700,000	3,615,870
Bank of America Corp., Series L	3.875%	08/01/25	2,765,000	2,722,351
Bank of America Corp.	5.202%	04/25/29	2,100,000	2,096,286
Branch Banking & Trust Co.	3.625%	09/16/25	1,500,000	1,460,893
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,639,737
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,565,000	3,655,528
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	3,705,000	3,659,539
Huntington Bancshares, Inc.	2.625%	08/06/24	4,500,000	4,484,476
JPMorgan Chase & Co.	3.875%	09/10/24	1,745,000	1,737,992
JPMorgan Chase & Co.	3.540%	05/01/28	3,255,000	3,106,221
KeyCorp, Series O	4.150%	10/29/25	4,200,000	4,105,772
Marsh & McLennan Co., Inc.	3.500%	03/10/25	1,000,000	985,438
Morgan Stanley, Series F	4.000%	07/23/25	2,750,000	2,708,774
Morgan Stanley	3.591%	07/22/28	2,200,000	2,091,815
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,903,896
NNN REIT, Inc.	3.600%	12/15/26	760,000	729,093
PNC Financial Services Group, Inc. (The)	4.200%	11/01/25	2,385,000	2,338,734
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	2,640,000	2,508,325
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,000,200
Suntrust Bank, Inc.	4.000%	05/01/25	3,002,000	2,960,345
U.S. Bancorp, Series W	3.600%	09/11/24	1,594,000	1,586,432
U.S. Bancorp, Series MTN	3.100%	04/27/26	2,655,000	2,545,655
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	585,774
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,133,147
				68,002,368
Industrials — 19.0%
Becton Dickinson & Co.	3.700%	06/06/27	2,000,000	1,924,864
Cisco Systems, Inc.	4.800%	02/26/27	4,025,000	4,013,804
CVS Health Corp.	3.875%	07/20/25	3,700,000	3,633,274
Dover Corp.	3.150%	11/15/25	4,548,000	4,406,613
Enterprise Products Operating, LLC	3.750%	02/15/25	1,500,000	1,482,055
Home Depot, Inc. (The)	5.150%	06/25/26	4,430,000	4,434,206
Johnson Controls International plc	3.625%	07/02/24	2,936,000	2,936,000
Johnson Controls International plc	3.900%	02/14/26	1,240,000	1,209,655
MPLX, L.P.	4.875%	12/01/24	2,800,000	2,787,907
Norfolk Southern Corp.	5.590%	05/17/25	1,000,000	998,388
Parker-Hannifin Corp.	3.250%	03/01/27	3,235,000	3,086,600
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	623,800
Roper Technologies, Inc.	1.000%	09/15/25	3,845,000	3,641,266
Shell International	3.250%	05/11/25	3,115,000	3,059,300
Starbucks Corp.	4.850%	02/08/27	3,675,000	3,656,024
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	899,477
Xylem, Inc.	3.250%	11/01/26	2,406,000	2,300,262
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,384,958
				46,478,453

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 59.6%	Coupon	Maturity	Par Value	Value
Utilities — 12.7%
Duke Energy Corp.	0.900%	09/15/25	$3,877,000	$3,670,405
Emerson Electric Co.	2.000%	12/21/28	2,500,000	2,217,699
Eversource Energy, Series H	3.150%	01/15/25	1,900,000	1,872,564
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,821,777
Florida Power & Light Co.	4.400%	05/15/28	4,390,000	4,311,352
Georgia Power Co., Series 2019-A	2.200%	09/15/24	3,043,000	3,019,846
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,363,974
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,705,000	1,678,473
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	900,000	874,826
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,805,000	2,667,299
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	960,051
Xcel Energy, Inc.	3.300%	06/01/25	3,720,000	3,637,988
				31,096,254

Total Corporate Bonds (Cost $148,093,205)				$145,577,075

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.9%
Federal Home Loan Mortgage Corporation — 4.2%
FHLMC, Series 2989, Class TG	5.000%	06/01/25	$8,882	$8,847
FHLMC, Pool #SB-0037	2.500%	12/01/27	289,202	279,423
FHLMC, Pool #G1-5973	3.000%	07/01/31	654,946	622,302
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,404,572	2,243,387
FHLMC, Pool #G1-8642	3.500%	04/01/32	783,247	750,126
FHLMC, Pool #ZT-1964	3.500%	06/01/32	659,856	631,526
FHLMC, Pool #G1-6330	3.500%	08/01/32	649,814	625,200
FHLMC, Series 4980, Class DB	1.250%	10/25/34	2,018,632	1,788,803
FHLMC, Pool #ZS-9286	4.500%	04/01/35	650,317	637,544
FHLMC, Series 4198, Class BE	2.000%	10/15/40	10,349	10,296
FHLMC, Series 4125, Class KP	2.500%	05/15/41	370,186	346,339
FHLMC, Series 4009, Class PA	2.000%	06/15/41	56,946	53,867
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	11,006	11,078
FHLMC, Series 5301, Class ED	5.000%	04/01/53	2,280,521	2,238,527
				10,247,265
Federal National Mortgage Association — 7.7%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	456,519	430,201
FNMA, Pool #AL9230	3.500%	12/01/29	304,609	295,736
FNMA, Pool #MA0384	5.000%	04/01/30	136,778	136,020
FNMA, Pool #MA4424	1.500%	09/01/31	4,835,874	4,345,994
FNMA, Pool #FM1926	3.000%	09/01/32	661,827	630,930
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	444,327	403,559
FNMA, Pool #FM2287	4.500%	03/01/34	691,151	681,195
FNMA, Series 2020 B	4.500%	07/01/34	902,537	888,569
FNMA, Pool #FM2989	3.000%	09/01/34	676,592	639,671
FNMA, Pool #AL7077	4.000%	07/01/35	427,650	412,548
FNMA, Pool #FM4481	1.500%	10/01/35	4,701,885	4,037,418
FNMA, Pool #CA7891	1.500%	11/01/35	1,037,250	904,000
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,392,085	1,272,502
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	67,398	64,835
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.850%	12/01/44	94,116	95,917

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.9%	Coupon	Maturity	Par Value	Value
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	7.148%	02/01/46	$71,116	$71,900
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,590,445	3,401,785
				18,712,780
Government National Mortgage Association — 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	2,533	2,521

Total Collateralized Mortgage Obligations (Cost $31,762,553)				$28,962,566

MUNICIPAL BONDS — 3.5%
Allegheny County Pennsylvania, Series C-79	0.843%	11/01/24	$600,000	$590,579
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	1,835,000	1,733,413
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	705,000	704,193
Franklin County Ohio Convention Facilities Authority, Series 2020-B	1.255%	12/01/25	500,000	470,372
Pennsylvania State University, Series D	1.545%	09/01/24	1,145,000	1,137,507
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,920,338
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,443,986
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	531,330
Total Municipal Bonds (Cost $8,804,634)				$8,531,718

U.S. GOVERNMENT & AGENCIES — 5.5%
Federal Home Loan Bank — 2.0%
FHLB	1.375%	08/26/26	$3,700,000	$3,432,516
FHLB	1.375%	09/29/26	1,585,000	1,467,769
				4,900,285
Federal National Mortgage Association — 1.8%
FNMA	5.200%	05/25/27	2,500,000	2,493,913
FNMA	4.800%	05/08/29	2,000,000	1,980,812
				4,474,725
Federal Home Loan Mortgage Corporation — 1.7%
FHLMC	0.450%	07/22/24	4,000,000	3,988,341

Total U.S. Government & Agencies (Cost $13,765,265)				$13,363,351

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Notes — 18.6%
U.S. Treasury Notes (13WKTBILL + 24.5) (a)	5.550%	01/31/26	$1,800,000	$1,802,581
U.S. Treasury Notes	5.465%	04/30/26	3,000,000	2,999,579
U.S. Treasury Notes	1.625%	05/15/26	5,600,000	5,286,969
U.S. Treasury Notes	2.750%	07/31/27	10,310,000	9,789,667
U.S. Treasury Notes	2.750%	02/15/28	10,700,000	10,087,258
U.S. Treasury Notes	2.875%	05/15/28	10,420,000	9,843,644
U.S. Treasury Notes	3.125%	11/15/28	2,110,000	2,003,511
U.S. Treasury Notes	2.625%	02/15/29	4,000,000	3,708,125
Total U.S. Treasury Obligations (Cost $45,785,539)				$45,521,334

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MONEY MARKET FUNDS — 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 5.19% (c) (Cost $294,264)	294,264	$294,264

Investments at Value — 99.2% (Cost $248,505,460)		$242,250,308

Other Assets in Excess of Liabilities — 0.8%		2,054,960

Net Assets — 100.0%		$244,305,268

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.

13WKTBILL - 13 Week Treasury Bill.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,000,200 as of June 30, 2024, representing 0.8% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks.

SOFR - Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 60.1%	Coupon	Maturity	Par Value	Value
Finance — 25.0%
Allstate Corp. (The)	5.250%	03/30/33	$300,000	$298,796
American Express Co.	1.650%	11/04/26	630,000	579,768
AON plc	3.875%	12/15/25	220,000	214,998
Bank of America Corp.	5.202%	04/25/29	555,000	554,019
Essex Portfolio, L.P.	3.000%	01/15/30	670,000	593,825
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	580,000	594,728
Huntington Bancshares, Inc.	4.443%	08/04/28	335,000	324,544
Huntington Bancshares, Inc.	2.550%	02/04/30	300,000	256,587
Iron Mountain, Inc.	4.875%	09/15/27	195,000	189,192
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	747,238
Keycorp	6.401%	03/06/35	585,000	593,321
Morgan Stanley	3.591%	07/22/28	800,000	760,660
MSCI, Inc., 144A	4.000%	11/15/29	415,000	386,950
National Retail Properties, Inc.	4.300%	10/15/28	580,000	558,870
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	675,000	625,907
Prologis, Inc.	5.125%	01/15/34	485,000	478,581
SBA Communications Corp.	3.875%	02/15/27	160,000	152,487
Truist Financial Corp.	2.250%	03/11/30	815,000	679,602
U.S. Bancorp, Series BB	4.967%	07/22/33	845,000	800,816
Wells Fargo & Co., Series O	4.300%	07/22/27	575,000	559,911
				9,950,800
Industrials — 25.6%
Air Products and Chemicals, Inc.	4.750%	02/08/31	555,000	549,234
Ball Corp.	6.875%	03/15/28	365,000	374,585
Becton Dickinson & Co.	3.700%	06/06/27	110,000	105,867
Becton Dickinson & Co.	2.823%	05/20/30	230,000	203,243
CCO Holdings, LLC/CCO Holdings Capital Corp., 144A	5.375%	06/01/29	220,000	200,118
Charles River Laboratories International, Inc., 144A	4.250%	05/01/28	230,000	217,277
Cisco Systems, Inc.	4.850%	02/26/29	650,000	649,795
CVS Health Corp.	3.875%	07/20/25	255,000	250,401
CVS Health Corp.	4.300%	03/25/28	295,000	284,809
Dover Corp.	3.150%	11/15/25	100,000	96,891
Dover Corp.	2.950%	11/04/29	545,000	492,456
Duke Energy Corp.	2.450%	06/01/30	670,000	575,879
Edgewell Personal Care Co., 144A	5.500%	06/01/28	200,000	195,370
Enterprise Products Operating, LLC	3.750%	02/15/25	290,000	286,531
HCA Healthcare, Inc.	5.600%	04/01/34	370,000	367,606
Hologic, Inc., 144A	3.250%	02/15/29	290,000	260,221
Johnson Controls International plc	3.900%	02/14/26	550,000	536,541
Mattel, Inc., 144A	3.750%	04/01/29	365,000	336,608
Parker-Hannifin Corp.	3.250%	03/01/27	385,000	367,339
Roper Technologies, Inc.	1.000%	09/15/25	355,000	336,190
Sealed Air Corp., 144A	6.500%	07/15/32	400,000	398,116
SS&C Technologies, Inc., 144A	5.500%	09/30/27	330,000	325,100
Starbucks Corp.	3.800%	08/15/25	175,000	172,051
Starbucks Corp.	4.850%	02/08/27	390,000	387,986
T-Mobile U.S., Inc.	2.625%	04/15/26	350,000	333,103
TransDigm, Inc., 144A	6.375%	03/01/29	385,000	387,385
United Rentals North America, Inc.	4.875%	01/15/28	400,000	387,383
Verizon Communications, Inc.	4.016%	12/03/29	280,000	264,582

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

CORPORATE BONDS — 60.1%	Coupon	Maturity	Par Value	Value
Xylem, Inc.	3.250%	11/01/26	$620,000	$592,752
Yum Brands, Inc., 144A	4.750%	01/15/30	230,000	218,975
				10,154,394
Utilities — 9.5%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	206,467
Eversource Energy, Series R	1.650%	08/15/30	740,000	597,268
Florida Power & Light Co.	5.100%	04/01/33	775,000	771,561
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	204,941
Interstate Power & Light Co.	4.100%	09/26/28	555,000	532,246
MPLX L.P.	5.500%	06/01/34	400,000	393,893
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	290,000	274,888
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	206,411
Xcel Energy, Inc.	3.400%	06/01/30	650,000	583,784
				3,771,459

Total Corporate Bonds (Cost $24,343,206)				$23,876,653

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.8%
Federal Home Loan Mortgage Corporation — 7.9%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$312,595	$300,684
FHLMC, Series 4709, Class EA	3.000%	01/15/46	655,203	615,306
FHLMC, Series 5220, Class KC	3.500%	01/25/46	318,620	304,955
FHLMC, Pool #SD-0695	4.000%	12/01/49	1,069,870	996,638
FHLMC, Series 5189, Class PG	2.500%	09/25/51	292,205	259,364
FHLMC, Pool #SD-0767	3.000%	11/01/51	422,502	364,968
FHLMC, Series 5301, Class ED	5.000%	04/01/53	319,273	313,394
				3,155,309
Federal National Mortgage Association — 12.5%
FNMA, Pool #MA4424	1.500%	09/01/31	344,322	309,441
FNMA, Pool #MA1222	4.000%	10/01/32	290,525	281,759
FNMA, Pool #AL5491	4.000%	06/01/34	262,952	253,744
FNMA, Pool #MA3071	4.000%	07/01/37	333,361	319,623
FNMA, Pool #FM9469	4.000%	08/01/39	200,514	191,137
FNMA, Pool #AU7025	3.000%	11/01/43	334,383	296,278
FNMA, Pool #MA2895	3.000%	02/01/47	406,776	355,344
FNMA, Pool #CA2479	4.500%	10/01/48	944,152	909,950
FNMA, Pool #FS4218	4.000%	10/01/49	945,738	884,677
FNMA, Pool #CB0734	3.000%	06/01/51	569,062	492,231
FNMA, Pool #FS4520	3.000%	04/01/52	421,650	364,442
FNMA, Pool #FS4608	3.000%	05/01/52	356,138	308,005
				4,966,631
Government National Mortgage Association — 1.4%
GNMA, Pool #MA7852M	2.000%	02/20/37	624,726	548,728

Total Collateralized Mortgage Obligations (Cost $8,942,255)				$8,670,668

U.S. GOVERNMENT & AGENCIES — 1.8%
Federal National Mortgage Association — 1.8%
FNMA	1.520%	08/21/35	$1,000,000	$703,210

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

U.S. TREASURY OBLIGATIONS — 14.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds — 9.0%
U.S. Treasury Bonds	2.250%	05/15/41	$1,055,000	$763,227
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	953,434
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	855,750
U.S. Treasury Bonds	2.750%	08/15/47	300,000	218,531
U.S. Treasury Bonds	2.000%	02/15/50	260,000	157,910
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	615,801
				3,564,653
U.S. Treasury Notes — 5.0%
U.S. Treasury Notes (b)	1.500%	11/30/24	140,000	137,796
U.S. Treasury Notes	2.625%	02/15/29	190,000	176,136
U.S. Treasury Notes	3.500%	02/15/33	760,000	712,263
U.S. Treasury Notes	3.875%	08/15/33	1,000,000	962,187
				1,988,382

Total U.S. Treasury Obligations (Cost $6,020,129)				$5,553,035

PREFERRED STOCKS — 0.4%			Shares	Value
Financials — 0.4%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,387)			6,500	$167,960

MONEY MARKET FUNDS — 1.0%
First American Government Obligations Fund - Class Z, 5.19% (c) (Cost $412,402)			412,402	$412,402

Investments at Value — 99.1% (Cost $40,602,331)				$39,383,928

Other Assets in Excess of Liabilities — 0.9%				360,485

Net Assets — 100.0%				$39,744,413

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of June 30, 2024 is $137,796.
(c)	The rate shown is the 7-day effective yield as of June 30, 2024.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,926,120 as of June 30, 2024, representing 7.4% of net assets.

plc - Public Limited Company

SOFR - Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	SCHEDULE OF FUTURES CONTRACTS AS OF JUNE 30, 2024 – UNAUDITED

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Appreciation
Treasury Futures
U.S. Treasury Long Bond Future	10	9/20/2024	$1,052,719	$1,183,125	$12,775
Ultra 10-Year U.S. Treasury Note Future	7	9/20/2024	867,344	877,406	9,993
Ultra U.S. Treasury Bond Future	11	9/20/2024	1,348,875	1,248,844	14,070
Total Futures Contracts			$3,268,938	$3,309,375	$36,838

The average monthly notional value of futures contracts during the six months ended June 30, 2024 was $2,893,641.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City — 0.6%
Kirtland Ohio Bond Anticipation Notes Various Purpose, Series 2024	4.500%	04/17/25	$570,000	$574,657
Seven Hills Ohio Bond Anticipation Notes, Series 2024	4.375%	04/03/25	500,000	503,251
				1,077,908
General Obligation - City — 6.2%
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,014,813
Columbus Ohio GO Unlimited, Series 2015-A	3.000%	07/01/27	2,565,000	2,494,646
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/38	750,000	841,538
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/41	3,120,000	3,434,862
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/36	775,000	786,392
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/37	810,000	819,692
Lakewood Ohio GO Limited, Series A	4.000%	12/01/28	840,000	850,152
Strongsville Ohio GO Limited, Series 2016	4.000%	12/01/30	350,000	350,400
				10,592,495
General Obligation - County — 1.5%
Lorain County Ohio GO Unlimited, Series 2017	4.000%	12/01/30	450,000	450,267
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,005,951
Lucas County Ohio GO Limited, Series 2018	4.000%	10/01/29	605,000	609,108
Summit County Ohio GO Limited, Series 2016	4.000%	12/01/31	500,000	500,283
				2,565,609
General Obligation - State — 1.8%
Pennsylvania GO Unlimited, Series 2018	4.000%	03/01/37	1,000,000	1,012,738
Washington GO Unlimited, Series 2022-A	5.000%	08/01/44	2,000,000	2,160,074
				3,172,812
Higher Education — 26.5%
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/30	750,000	780,964
Bowling Green State University Ohio Revenue, Series 2020-A	5.000%	06/01/37	1,000,000	1,089,607
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,829,900
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,283,999
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	522,010
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	951,753
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,145,916
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	1,008,994
Miami University Ohio General Receipts Revenue, Series 2017	5.000%	09/01/31	735,000	758,907
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/36	1,000,000	1,022,815
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	3,091,647
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,246,635
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,750,880
Ohio Higher Education Facilities Revenue - Denison University	5.000%	11/01/53	5,000,000	5,339,876
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,089,926
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	622,265
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	1,350,000	1,451,364
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,064,035
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,107,016
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	5.000%	12/01/36	470,000	492,686

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	$540,000	$576,956
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	614,539
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	675,275
Ohio Higher Education Facilities Revenue - Xavier University, Series 2015-C	5.000%	05/01/32	1,000,000	1,008,101
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	1,003,319
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	592,890
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,270,000	2,203,833
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	411,570
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	442,904
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,307
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	722,515
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,019,626
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	420,455
University of Cincinnati General Receipts Revenue, Series C	5.000%	06/01/39	1,250,000	1,255,164
University of Cincinnati General Receipts Revenue, Series A	5.250%	06/01/54	1,000,000	1,094,954
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	561,942
University of Toledo Revenue, Series B	5.000%	06/01/27	1,590,000	1,646,693
University of Toledo Revenue, Series 2017-A	5.000%	06/01/34	1,000,000	1,031,131
				45,583,369
Hospital/Health Bonds — 8.3%
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	803,829
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,326,383
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	3,100,000	3,459,062
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,744,447
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,460,963
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,123,228
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,313,209
				14,231,121
Housing — 8.4%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	2,004,586
FHLMC, Series M-053	2.550%	06/15/35	3,770,000	3,013,164
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,836,811	1,730,708
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	711,991
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	500,000	504,142
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	2,340,000	2,608,181
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019 SER C	3.875%	05/01/50	1,020,000	1,011,176
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,820,000	1,786,586

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	$570,000	$559,603
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	499,757
				14,429,894
Other Revenue — 7.8%
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	884,169
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	4.750%	11/01/30	500,000	510,444
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	5.000%	11/01/32	525,000	537,785
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	661,388
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.650%	07/15/34	1,000,000	999,885
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	920,644
Ohio Special Obligation Revenue, Series 2020-B	5.000%	04/01/39	1,000,000	1,083,447
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,119,232
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	704,194
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	405,518
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	582,702
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	404,240
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	403,305
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/27	220,000	221,256
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	437,133
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	2,500,000	2,501,256
				13,376,598
Revenue Bonds - Facility — 0.7%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	656,260
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	552,421
				1,208,681
Revenue Bonds - Water & Sewer — 6.5%
Ohio State Water Development Authority Revenue, Series 2020-A	5.000%	12/01/39	1,165,000	1,270,624
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,570,428
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,883,479
Ohio Water Development Authority Revenue Pollution Control, Series 2021-A	5.000%	12/01/40	1,000,000	1,104,889
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	401,549
				11,230,969
School District — 24.9%
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/29	675,000	675,654
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/30	650,000	650,498
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	767,367
Athens City School District, Series 2024	4.000%	12/01/53	1,595,000	1,522,792
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,074,146
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	326,790

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	$615,000	$630,884
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	501,126
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,381,806
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,873,502
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,271,963
Chillicothe Ohio SD GO Unlimited (AGM Insured), Series 2016	4.000%	12/01/29	400,000	398,588
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,011,732
Columbus Ohio CSD GO Unlimited, Series 2016-B	4.000%	12/01/29	400,000	403,830
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	677,714
Dublin Ohio CSD School Facilities, Series 2024	5.000%	12/01/26	1,645,000	1,714,200
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,011,425
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	2,955,990
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,017,907
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	805,647
Johnstown-Monroe Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/29	800,000	809,078
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	403,182
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	537,380
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	517,073
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	422,697
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,295,000	1,246,244
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	641,515
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	572,287
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	595,681
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,377,865
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,008,632
Owen County Kentucky SD Revenue, Series 2017	4.000%	04/01/27	1,320,000	1,338,535
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	558,398
Palm Beach Florida SD Certificate of Participation, Series 2021-A	5.000%	08/01/39	1,000,000	1,089,702
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	1,004,157
Popular Bluff Missouri R-I School District Lease Certificates of Participation, Series 2023	5.000%	03/01/30	500,000	541,180
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	820,727
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,907,188
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,018,423
Shaker Heights Ohio CSD Certificates Program	5.000%	12/15/49	875,000	926,636
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	584,725
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	672,811
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/28	410,000	415,391
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/29	500,000	506,322
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/30	350,000	353,999
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/37	500,000	513,579
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	395,951

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2024 – UNAUDITED

MUNICIPAL BONDS — 98.7%	Coupon	Maturity	Par Value	Value
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	$555,000	$585,536
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	810,123
				42,848,578
State Agency — 5.5%
Kentucky Association of Counties Finance Corp. Revenue, Series 2018-E	4.000%	02/01/29	575,000	579,856
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	608,125
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	608,139
Ohio Common Schools, Series 2019-A	5.000%	06/15/39	2,000,000	2,158,097
Ohio Higher Education, Series 2017-A	5.000%	05/01/31	850,000	859,418
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2021-A	3.000%	03/01/52	1,585,000	1,529,070
Ohio Infrastructure Improvement, Series 2021-A	5.000%	03/01/41	1,500,000	1,660,609
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	645,000	653,542
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	745,480
				9,402,336

Total Municipal Bonds (Cost $181,217,114)				$169,720,370

MONEY MARKET FUNDS — 0.6%	Shares	Value
Dreyfus AMT-Free Tax Cash Management Fund - Institutional Class, 3.46% (a) (Cost $1,000,458)	1,000,645	$1,000,545

Investments at Value — 99.3% (Cost $182,217,572)		$170,720,915

Other Assets in Excess of Liabilities — 0.7%		1,206,739

Net Assets — 100.0%		$171,927,654

(a)	The rate shown is the 7-day effective yield as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Assets and Liabilities

	Equity Income Fund	Opportunity Fund
Assets:
Investment Securities at Value*	$640,168,801	$153,784,804
Dividends Receivable	691,739	135,822
Fund Shares Sold Receivable	82,751	21,000
Total Assets	$640,943,291	$153,941,626

Liabilities:
Accrued Management Fees	$391,475	$113,935
Accrued Shareholder Servicing Fees — Class S	26,802	3,969
Fund Shares Redeemed Payable	31,754	8,001
Total Liabilities	$450,031	$125,905

Net Assets	$640,493,260	$153,815,721

Net Assets Consist of:
Paid-In Capital	$419,189,284	$122,287,084
Accumulated Earnings	221,303,976	31,528,637

Net Assets	$640,493,260	$153,815,721

Pricing of Class I Shares
Net Assets applicable to Class I Shares	$509,902,038	$134,664,097
Shares Outstanding (Unlimited Amount Authorized)	14,067,457	2,627,943
Offering, Redemption and Net Asset Value Per Share	$36.25	$51.24

Pricing of Class S Shares
Net Assets applicable to Class S Shares	$130,591,222	$19,151,624
Shares Outstanding (Unlimited Amount Authorized)	3,607,809	374,212
Offering, Redemption and Net Asset Value Per Share	$36.20	$51.18

* Identified Cost of Investment Securities	$447,395,999	$125,894,313

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Assets and Liabilities – Continued

	International Fund	Enhanced Return Fund
Assets:
Investment Securities at Value*	$23,600,513	$273,901,354
Cash	98,202	—
Dividends and Interest Receivable	74,790	2,311,658
Reclaims Receivable	58,991	—
Fund Shares Sold Receivable	—	20,000
Total Assets	$23,832,496	$276,233,012

Liabilities:
Accrued Management Fees	$19,679	$78,432
Variation Margin Payable	—	1,216,425
Total Liabilities	$19,679	$1,294,857

Net Assets	$23,812,817	$274,938,155

Net Assets Consist of:
Paid-In Capital	$16,060,589	$278,288,603
Accumulated Earnings (Deficit)	7,752,228	(3,350,448)

Net Assets	$23,812,817	$274,938,155
Shares Outstanding (Unlimited Amount Authorized)	743,328	16,349,673

Offering, Redemption and Net Asset Value Per Share	$32.04	$16.82

* Identified Cost of Investment Securities	$16,425,914	$280,532,260

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Assets and Liabilities – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund		Institutional Short Duration Bond Fund
Assets:
Investment Securities at Value*	$1,732,354,839	$299,779,935		$242,250,308
Dividends and Interest Receivable	14,996,388	2,655,923		1,901,147
Fund Shares Sold Receivable	980,970	460,847		259,513
Paydowns Receivable	196	28		26
Total Assets	$1,748,332,393	$302,896,733		$244,410,994

Liabilities:
Accrued Management Fee	$356,105	$61,889		$50,102
Accrued Distribution Fee - Class F	1,034	1		1
Accrued Shareholder Servicing Fee - Class S	7,209	—		—
Fund Shares Redeemed Payable	230,215	115,272		55,623
Securities Sold Payable	10,625,163	—		—
Total Liabilities	$11,219,726	$177,162		$105,726

Net Assets	$1,737,112,667	$302,719,571		$244,305,268

Net Assets Consist of:
Paid-in Capital	$1,982,166,036	$330,377,068		$257,535,834
Accumulated Deficit	(245,053,369)	(27,657,497)		(13,230,566)

Net Assets	$1,737,112,667	$302,719,571		$244,305,268

Pricing of Class I Shares
Net assets applicable to Class I Shares	$1,693,795,997	$302,712,493		$244,297,917
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	119,705,892	21,017,420		16,631,993
Net Asset Value, offering price and redemption price	$14.15	$14.40		$14.69

Pricing of Class F Shares
Net assets applicable to Class F Shares	$8,595,214	$7,078		$7,351
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	598,208	481		495
Net Asset Value, offering price and redemption price	$14.37	$14.71	^	$14.86	^

Pricing of Class S Shares
Net assets applicable to Class S Shares	$34,721,456	N/A		N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,455,165	N/A		N/A
Net Asset Value, offering price and redemption price	$14.14	N/A		N/A

* Identified Cost of Investment Securities	$1,858,427,555	$308,208,083		$248,505,460
^	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares shown are rounded.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Assets and Liabilities – Continued

	Core Plus Bond Fund	Municipal Income Fund
Assets:
Investment Securities at Value*	$39,383,928	$170,720,915
Dividends and Interest Receivable	402,140	1,372,556
Total Assets	$39,786,068	$172,093,471

Liabilities:
Accrued Management Fees	$14,733	$42,604
Fund Shares Redeemed Payable	—	123,213
Variation Margin Payable	26,922	—
Total Liabilities	$41,655	$165,817

Net Assets	$39,744,413	$171,927,654

Net Assets Consist of:
Paid-In Capital	$42,488,233	$190,338,456
Accumulated Deficit	(2,743,820)	(18,410,802)

Net Assets	$39,744,413	$171,927,654
Shares Outstanding (Unlimited Amount Authorized)	3,149,927	10,583,540

Offering, Redemption and Net Asset Value Per Share	$12.62	$16.24

* Identified Cost of Investment Securities	$40,602,331	$182,217,572

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Operations

	Equity Income Fund	Opportunity Fund
	Six Months Ended 6/30/2024 (Unaudited)	Six Months Ended 6/30/2024 (Unaudited)
Investment Income:
Dividends	$6,290,407	$1,232,126
Less: Foreign withholding taxes on dividends	(18,598)	(3,665)
Total Investment Income	6,271,809	1,228,461

Expenses:
Management Fee	$2,353,548	$654,224
Shareholder Servicing Fees - Class S	167,201	24,850
Other	434	434
Net Expenses	$2,521,183	$679,508

Net Investment Income	$3,750,626	$548,953

Realized and Unrealized Gains (Losses):
Net Realized Gains from Investments	$18,226,292	$3,089,157
Net Change in Unrealized Appreciation (Depreciation) on Investments	15,621,247	(312,520)

Net Gains on Investments	$33,847,539	$2,776,637

Net Change in Net Assets from Operations	$37,598,165	$3,325,590

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Operations – Continued

	International Fund	Enhanced Return Fund
	Six Months Ended 6/30/2024 (Unaudited)	Six Months Ended 6/30/2024 (Unaudited)
Investment Income:
Dividends	$471,020	$155,015
Less: Foreign withholding taxes on dividends	(83,345)	—
Interest	—	4,200,349
Total Investment Income	387,675	4,355,364

Expenses:
Management Fee	$120,529	$457,017
Interest Expense	52	—
Other	434	434
Net Expenses	$121,015	$457,451

Net Investment Income	$266,660	$3,897,913

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Security Transactions and Foreign Currency Transactions	$774,401	$(174,471)
Net Realized Gains from Futures Contracts	—	32,813,103
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(111,842)	(132,075)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	(3,706,115)

Net Gains on Investments, Foreign Currencies and Futures Contracts	$662,559	$28,800,442

Net Change in Net Assets from Operations	$929,219	$32,698,355

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Operations – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund	Institutional Short Duration Bond Fund
	Six Months Ended 6/30/2024 (Unaudited)	Six Months Ended 6/30/2024 (Unaudited)	Six Months Ended 6/30/2024 (Unaudited)
Investment Income:
Dividends	$504,131	$84,073	$81,088
Interest	30,979,452	5,064,129	3,201,754
Total Investment Income	$31,483,583	$5,199,195	$3,282,842

Expenses:
Gross Management Fee	2,506,196	411,413	317,677
Shareholder Servicing Fees - Class S	46,221	—	—
Distribution Fee - Class F	9,275	9	9
Other	434	434	434
Total Expenses	$2,562,126	$411,856	$318,120
Management Fee Waiver (Note 5)	(417,694)	(68,568)	(52,945)
Distribution Fee Waiver (Note 5)	(3,710)	(3)	(4)
Net Expenses	$2,140,722	$343,285	$265,171

Net Investment Income	$29,342,861	$4,855,910	$3,017,671

Realized and Unrealized Gains (Losses):
Net Realized Losses from Investments	$(12,678,420)	$(1,424,100)	$(372,170)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,180,939)	(1,681,988)	555,268

Net Gains (Losses) on Investments	$(39,859,359)	$(3,106,088)	$183,098

Net Change in Net Assets from Operations	$(10,516,498)	$1,749,822	$3,200,769

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	JUNE 30, 2024 – UNAUDITED

Statements of Operations – Continued

	Core Plus Bond Fund	Municipal Income Fund
	Six Months Ended 6/30/2024 (Unaudited)	Six Months Ended 6/30/2024 (Unaudited)
Investment Income:
Dividends	$16,688	$34,067
Interest	777,640	3,031,731
Total Investment Income	794,328	3,065,798

Expenses:
Management Fee	$76,422	$263,055
Fund Administration	42,451	—
Audit & Tax Fees	13,611	—
Shareholder Servicing Fees	6,938	—
Trustee Fees	5,500	—
Registration	3,384	—
Pricing	2,690	—
Filing	1,352	—
Other	1,101	434
Total Expenses	$153,449	$263,489
Fee Waiver (Note 5)	(76,593)	—
Net Expenses	$76,856	$263,489

Net Investment Income	$717,472	$2,802,309

Realized and Unrealized Losses:
Net Realized Losses from Investments	$(140,008)	$(350,177)
Net Realized Losses from Futures Contracts	(64,666)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(425,547)	(3,501,015)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(33,340)	—

Net Losses on Investments and Futures Contracts	$(663,561)	$(3,851,192)

Net Change in Net Assets from Operations	$53,911	$(1,048,883)

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Opportunity Fund
	Six Months Ended 6/30/2024 (Unaudited)	Year/Period Ended 12/31/2023*	Six Months Ended 6/30/2024 (Unaudited)	Year/Period Ended 12/31/2023*
Operations:
Net Investment Income	$3,750,626	$5,837,878	$548,953	$781,417
Net Realized Gains from Investments	18,226,292	11,095,008	3,089,157	3,951,347
Net Change in Unrealized Appreciation (Depreciation) on Investments	15,621,247	56,843,463	(312,520)	14,933,265
Net Change in Net Assets from Operations	$37,598,165	$73,776,349	$3,325,590	$19,666,029

Distributions to Shareholders (see Note 2)
From Class I	$—	$(12,642,180)	$—	$(4,032,219)
From Class S	—	(3,415,845)	—	(704,024)
Total Distributions to Shareholders	$—	$(16,058,025)	$—	$(4,736,243)

Capital Share Transactions:
From Class I
Proceeds from Sale of Shares	$35,982,577	$73,001,239	$24,741,532	$13,471,424
Shares Issued on Reinvestment of Distributions	—	12,608,501	—	4,023,813
Cost of Shares Redeemed	(40,574,772)	(72,780,277)	(5,760,901)	(14,417,459)
Net Assets in Conjunction with Transfer to Class S	—	(133,449,635)	—	(19,032,778)
Net Change in Net Assets from Class I Capital Share Transactions	$(4,592,195)	$(120,620,172)	$18,980,631	$(15,955,000)

From Class S
Proceeds from Sale of Shares	$2,539,437	$1,462,885	$645,501	$222,296
Shares Issued on Reinvestment of Distributions	—	3,405,891	—	703,374
Cost of Shares Redeemed	(15,208,556)	(6,530,448)	(2,261,533)	(899,418)
Net Assets in Conjunction with Transfer from Class I	—	133,449,635	—	19,032,778
Net Change in Net Assets from Class S Capital Share Transactions	$(12,669,119)	$131,787,963	$(1,616,032)	$19,059,030

Net Change in Net Assets	$20,336,851	$68,886,115	$20,690,189	$18,033,816

Net Assets at Beginning of Period	$620,156,409	$551,270,294	$133,125,532	$115,091,716
Net Assets at End of Period	$640,493,260	$620,156,409	$153,815,721	$133,125,532

*	Equity Income Fund Class S and Opportunity Fund Class S began operations on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Equity Income Fund		Opportunity Fund
	Six Months Ended 6/30/2024 (Unaudited)	Year/Period Ended 12/31/2023*	Six Months Ended 6/30/2024 (Unaudited)	Year/Period Ended 12/31/2023*
Capital Share Activity (a)
Class I
Shares Sold	1,017,662	2,248,347	477,958	288,812
Share Reinvested	—	368,993	—	80,188
Shares Redeemed	(1,148,663)	(2,233,847)	(112,863)	(306,555)
Shares in Conjunction with Transfer to Class S	—	(4,018,357)	—	(406,423)
Net Increase (Decrease) in Shares Outstanding	(131,001)	(3,634,864)	365,095	(343,978)

Shares Outstanding, beginning of Period	14,198,458	17,833,322	2,262,848	2,606,826
Shares Outstanding, end of Period	14,067,457	14,198,458	2,627,943	2,262,848

Class S
Shares Sold	72,135	43,665	12,443	4,648
Share Reinvested	—	99,675	—	14,017
Shares Redeemed	(428,392)	(197,631)	(43,988)	(19,331)
Shares in Conjunction with Transfer from Class I	—	4,018,357	—	406,423
Net Increase (Decrease) in Shares Outstanding	(356,257)	3,964,066	(31,545)	405,757

Shares Outstanding, beginning of Period	3,964,066	—	405,757	—
Shares Outstanding, end of Period	3,607,809	3,964,066	374,212	405,757

*	Equity Income Fund Class S and Opportunity Fund Class S began operations on September 15, 2023.
(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	International Fund		Enhanced Return Fund
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
Operations:
Net Investment Income	$266,660	$507,559	$3,897,913	$4,905,052
Net Realized Gains (Losses) from Investments and Foreign Currencies	774,401	247,799	(174,471)	(958,032)
Net Realized Gains from Futures Contracts	—	—	32,813,103	26,171,644
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(111,842)	3,470,002	(132,075)	6,025,642
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	(3,706,115)	14,522,830
Net Change in Net Assets from Operations	$929,219	$4,225,360	$32,698,355	$50,667,136

Distributions to Shareholders (see Note 2)	$—	$(501,175)	$(4,101,456)	$(5,197,873)

Capital Share Transactions:
Proceeds from Sale of Shares	$559,950	$1,707,346	$3,708,209	$15,630,493
Shares Issued on Reinvestment of Distributions	—	500,514	4,098,396	5,193,594
Cost of Shares Redeemed	(2,127,221)	(2,955,541)	(12,983,418)	(21,257,319)
Net Change in Net Assets from Capital Share Transactions	$(1,567,271)	$(747,681)	$(5,176,813)	$(433,232)

Net Change in Net Assets	$(638,052)	$2,976,504	$23,420,086	$45,036,031

Net Assets at Beginning of Period	$24,450,869	$21,474,365	$251,518,069	$206,482,038
Net Assets at End of Period	$23,812,817	$24,450,869	$274,938,155	$251,518,069

Capital Share Activity (a)
Shares Sold	17,930	59,753	234,126	1,134,130
Share Reinvested	—	16,229	246,596	374,315
Shares Redeemed	(67,494)	(101,896)	(814,045)	(1,550,460)
Net Decrease in Shares Outstanding	(49,564)	(25,914)	(333,323)	(42,015)

Shares Outstanding, beginning of Period	792,892	818,806	16,682,996	16,725,011
Shares Outstanding, end of Period	743,328	792,892	16,349,673	16,682,996

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core Bond Fund		Institutional Intermediate Bond Fund		Institutional Short Duration Bond Fund
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023*	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
Operations:
Net Investment Income	$29,342,861	$26,755,051	$4,855,910	$7,079,880	$3,017,671	$4,224,569
Net Realized Losses from Investments	(12,678,420)	(32,829,121)	(1,424,100)	(7,577,720)	(372,170)	(2,008,772)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,180,939)	89,663,016	(1,681,988)	13,066,509	555,268	7,529,742
Net Change in Net Assets from Operations	$(10,516,498)	$83,588,946	$1,749,822	$12,568,669	$3,200,769	$9,745,539

Distributions to Shareholders (see Note 2):
From Class I	(29,156,877)	(26,833,431)	(4,989,506)	(7,258,613)	(3,172,400)	(4,447,438)
From Class F	(130,413)	(114,381)	(120)	(188)	(100)	(140)
From Class S	(621,592)	(383,192)	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	$(29,908,882)	$(27,331,004)	$(4,989,626)	$(7,258,801)	$(3,172,500)	$(4,447,578)

Capital Share Transactions:
From Class I
Proceeds from Shares Sold	$254,226,508	$207,049,177	$72,045,835	$67,404,621	$59,594,798	$28,856,430
Proceeds from Subscriptions-in-Kind (Note 11)	14,591,969	—	—	—	—	—
Net Asset Value of Shares Issued on Reinvestment of Dividends	26,386,604	23,303,871	2,178,109	3,216,130	1,196,850	1,383,952
Payments for Shares Redeemed	(134,147,857)	(253,627,523)	(16,392,851)	(61,466,557)	(17,967,272)	(63,563,323)
Net Assets Received in Conjunction with Fund Merger (Note 1)	—	971,030,502	—	—	—	—
Change in Net Assets from Class I Capital Share Transactions	$161,057,224	$947,756,027	$57,831,093	$9,154,194	$42,824,376	$(33,322,941)

From Class F
Proceeds from Shares Sold	$2,569,787	$3,490,784	$—	$—	$—	$—
Net Asset Value of Shares Issued on Reinvestment of Dividends	130,413	114,381	120	188	100	140
Payments for Shares Redeemed	(233,563)	(549,255)	—	—	—	—
Net Increase from Class F share capital transactions	$2,466,637	$3,055,910	$120	$188	$100	$140

*	Johnson Institutional Core Bond Fund Class S began operations on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core Bond Fund		Institutional Intermediate Bond Fund				Institutional Short Duration Bond Fund
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023*	Six Months Ended 6/30/2024 (Unaudited)		Year Ended 12/31/2023		Six Months Ended 6/30/2024 (Unaudited)		Year Ended 12/31/2023
From Class S
Proceeds from Shares Sold	$1,181,871	$943,495		N/A		N/A		N/A		N/A
Net Asset Value of Shares Issued on Reinvestment of Dividends	618,772	380,070		N/A		N/A		N/A		N/A
Payments for Shares Redeemed	(5,809,298)	(2,783,995)		N/A		N/A		N/A		N/A
Net Assets Received in Conjunction with Fund Merger (Note 1)	—	39,530,597		N/A		N/A		N/A		N/A
Change in Net Assets from Class S Capital Share Transactions	$(4,008,655)	$38,070,167	$	N/A	$	N/A	$	N/A	$	N/A

Net Change in Net Assets	$119,089,826	$1,045,140,046		$54,591,409		$14,464,250		$42,852,745		$(28,024,840)

Net Assets at Beginning of Period	$1,618,022,841	$572,882,795		$248,128,162		$233,663,912		$201,452,523		$229,477,363
Net Assets at End of Period	$1,737,112,667	$1,618,022,841		$302,719,571		$248,128,162		$244,305,268		$201,452,523

Capital Share Activity (a)
Class I
Shares Sold	17,859,954	14,700,775		4,993,356		4,703,902		4,064,668		1,997,902
Shares Issued for Subscriptions-in-Kind (Note 11)	1,035,626	—		—		—		—		—
Share Reinvested	1,869,876	1,657,989		151,722		225,129		81,726		95,943
Shares Redeemed	(9,466,854)	(18,030,739)		(1,137,638)		(4,309,323)		(1,225,422)		(4,410,956)
Shares in Conjunction with Transfer to Class S	—	69,867,357		—		—		—		—
Net Increase (Decrease) in Shares Outstanding	11,298,602	68,195,382		4,007,440		619,708		2,920,972		(2,317,111)

Shares Outstanding, beginning of Period	108,407,290	40,211,908		17,009,980		16,390,272		13,711,021		16,028,132
Shares Outstanding, end of Period	119,705,892	108,407,290		21,017,420		17,009,980		16,631,993		13,711,021

Class F
Shares Sold	178,336	247,178		—		—		—		—
Share Reinvested	9,105	7,949		8		13		7		10
Shares Redeemed	(16,157)	(38,375)		—		—		—		—
Net Increase in Shares Outstanding	171,284	216,752		8		13		7		10

Shares Outstanding, beginning of Period	426,924	210,172		473		460		488		478
Shares Outstanding, end of Period	598,208	426,924		481		473		495		488

*	Johnson Institutional Core Bond Fund Class S began operations on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core Bond Fund		Institutional Intermediate Bond Fund		Institutional Short Duration Bond Fund
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023*	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
Class S
Shares Sold	83,966	68,245	N/A	N/A	N/A	N/A
Share Reinvested	43,860	27,316	N/A	N/A	N/A	N/A
Shares Redeemed	(410,565)	(201,953)	N/A	N/A	N/A	N/A
Shares in Conjunction with Transfer from Class I	—	2,844,296	N/A	N/A	N/A	N/A
Net Increase (Decrease) in Shares Outstanding	(282,739)	2,737,904	N/A	N/A	N/A	N/A

Shares Outstanding, beginning of Period	2,737,904	—	N/A	N/A	N/A	N/A
Shares Outstanding, end of Period	2,455,165	2,737,904	N/A	N/A	N/A	N/A

*	Johnson Institutional Core Bond Fund Class S began operations on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Core Plus Bond Fund		Municipal Income Fund
	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
Operations:
Net Investment Income	$717,472	$577,246	$2,802,309	$5,524,264
Net Realized Losses from Investments	(140,008)	(664,005)	(350,177)	(3,138,283)
Net Realized Losses from Futures Contracts	(64,666)	(42,001)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(425,547)	1,180,535	(3,501,015)	6,601,639
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(33,340)	73,392	—	—
Net Change in Net Assets from Operations	$53,911	$1,125,167	$(1,048,883)	$8,987,620

Distributions to Shareholders (see Note 2)	$(727,674)	$(592,529)	$(2,802,200)	$(5,541,344)

Capital Share Transactions:
Proceeds from Sale of Shares	$18,758,812	$12,528,321	$17,192,614	$73,610,081
Shares Issued on Reinvestment of Distributions	629,050	488,450	2,754,918	5,449,190
Cost of Shares Redeemed	(1,572,497)	(5,305,005)	(18,712,543)	(98,462,347)
Net Change in Net Assets from Capital Share Transactions	$17,815,365	$7,711,766	$1,234,989	$(19,403,076)

Net Change in Net Assets	$17,141,602	$8,244,404	$(2,616,094)	$(15,956,800)

Net Assets at Beginning of Period	$22,602,811	$14,358,407	$174,543,748	$190,500,548
Net Assets at End of Period	$39,744,413	$22,602,811	$171,927,654	$174,543,748

Capital Share Activity (a)
Shares Sold	1,480,332	986,949	1,044,955	4,534,312
Share Reinvested	49,970	38,606	168,744	336,777
Shares Redeemed	(124,723)	(415,472)	(1,144,340)	(6,155,140)
Net Increase (Decrease) in Shares Outstanding	1,405,579	610,083	69,359	(1,284,051)

Shares Outstanding, beginning of Period	1,744,348	1,134,265	10,514,181	11,798,232
Shares Outstanding, end of Period	3,149,927	1,744,348	10,583,540	10,514,181

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023		2022	2021	2020	2019
Net Asset Value, beginning of period	$34.15		$30.91		$36.44	$31.35	$28.50	$22.48

Operations:
Net Investment Income	0.22	(a)	0.33	(a)	0.28	0.21	0.25	0.29
Net Realized and Unrealized Gains (Losses) on Investments	1.88		3.81		(3.82)	7.92	3.24	7.37
Total Operations	$2.10		$4.14		$(3.54)	$8.13	$3.49	$7.66

Distributions:
Net Investment Income	—		(0.30)		(0.30)	(0.21)	(0.25)	(0.29)
Net Realized Capital Gains	—		(0.60)		(1.69)	(2.83)	(0.39)	(1.35)
Total Distributions	$—		$(0.90)		$(1.99)	$(3.04)	$(0.64)	$(1.64)

Net Asset Value, end of period	$36.25		$34.15		$30.91	$36.44	$31.35	$28.50

Total Return (b)	6.15	%(c)	13.42%		(9.74)%	25.96%	12.24%	34.07%

Net Assets, end of period (millions)	$509.90		$484.82		$551.27	$609.71	$464.81	$400.82

Ratios/supplemental data
Ratio of expenses to average net assets	0.75	%(d)	0.94	%(e)	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	1.25	%(d)	1.00%		0.84%	0.62%	0.91%	1.11%
Portfolio turnover rate (f)	7.45	%(c)	32.38%		22.66%	29.91%	27.55%	31.91%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not Annualized.
(d)	Annualized
(e)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.75%. (Note 5)
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended 6/30/2024 (Unaudited)		Period Ended 12/31/2023*
Net Asset Value, beginning of period	$34.14		$33.21

Operations:
Net Investment Income (a)	0.17		0.10
Net Realized and Unrealized Gains on Investments	1.89		1.71
Total Operations	$2.06		$1.81

Distributions:
Net Investment Income	—		(0.28)
Net Realized Capital Gains	—		(0.60)
Total Distributions	$—		$(0.88)

Net Asset Value, end of period	$36.20		$34.14

Total Return (b)	6.03	%(c)	5.46	%(c)

Net Assets, end of period (millions)	$130.59		$135.34

Ratios/supplemental data
Ratio of expenses to average net assets	1.00	%(d)	1.00	%(d)
Ratio of Net Investment Income to average net assets	1.00	%(d)	1.00	%(d)
Portfolio turnover rate (e)	7.45	%(c)	32.38	%(c)

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023		2022	2021	2020	2019
Net Asset Value, beginning of period	$49.89		$44.15		$52.62	$45.55	$42.48	$34.47

Operations:
Net Investment Income	0.20	(a)	0.31	(a)	0.29	0.38	0.25	0.28
Net Realized and Unrealized Gains (Losses) on Investments	1.15		7.26		(6.83)	13.55	3.08	9.58
Total Operations	$1.35		$7.57		$(6.54)	$13.93	$3.33	$9.86

Distributions:
Net Investment Income	—		(0.31)		(0.29)	(0.39)	(0.26)	(0.30)
Net Realized Capital Gains	—		(1.52)		(1.64)	(6.47)	—	(1.39)
Return of Capital	—		—		—	—	—	(0.16)
Total Distributions	$—		$(1.83)		$(1.93)	$(6.86)	$(0.26)	$(1.85)

Net Asset Value, end of period	$51.24		$49.89		$44.15	$52.62	$45.55	$42.48

Total Return (b)	2.71	%(c)	17.12%		(12.46)%	30.59%	7.84%	28.63%

Net Assets, end of period (millions)	$134.66		$112.88		$115.09	$126.09	$93.29	$76.50

Ratios/supplemental data
Ratio of expenses to average net assets	0.90	%(d)	0.97	%(e)	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	0.79	%(d)	0.66%		0.63%	0.84%	0.67%	0.67%
Portfolio turnover rate (f)	7.40	%(c)	22.66%		26.51%	38.97%	32.89%	36.19%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.90%. (Note 5)
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended 6/30/2024 (Unaudited)		Period Ended 12/31/2023*
Net Asset Value, beginning of period	$49.89		$46.83

Operations:
Net Investment Income (a)	0.14		0.06
Net Realized and Unrealized Gains on Investments	1.15		4.79
Total Operations	$1.29		$4.85

Distributions:
Net Investment Income	—		(0.27)
Net Realized Capital Gains	—		(1.52)
Total Distributions	$—		$(1.79)

Net Asset Value, end of period	$51.18		$49.89

Total Return (b)	2.59	%(c)	10.35	%(c)

Net Assets, end of period (millions)	$19.15		$20.24

Ratios/supplemental data
Ratio of expenses to average net assets	1.15	%(d)	1.15	%(d)
Ratio of Net Investment Income to average net assets	0.54	%(d)	0.44	%(d)
Portfolio turnover rate (e)	7.40	%(c)	22.66%

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INTERNATIONAL FUND

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023*	2022	2021	2020	2019
Net Asset Value, beginning of period	$30.84		$26.23	$30.62	$28.60	$27.13	$23.17

Operations:
Net Investment Income	0.36		0.65	0.53	0.64	0.43	0.53
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currencies	0.84		4.60	(4.60)	2.22	1.36	4.03
Total Operations	$1.20		$5.25	$(4.07)	$2.86	$1.79	$4.56

Distributions:
Net Investment Income	—		(0.64)	(0.32)	(0.77)	(0.32)	(0.60)
Return of Capital	—		—	—	(0.07)	—	—
Total Distributions	$—		$(0.64)	$(0.32)	$(0.84)	$(0.32)	$(0.60)

Net Asset Value, end of period	$32.04		$30.84	$26.23	$30.62	$28.60	$27.13

Total Return (a)	3.89	%(b)	20.03%	(13.30)%	10.00%	6.59%	19.69%

Net Assets, end of period (millions)	$23.81		$24.45	$21.47	$24.91	$21.10	$21.08

Ratios/supplemental data
Ratio of expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	2.21	%(c)	2.17%	2.02%	2.09%	1.77%	2.02%
Portfolio turnover rate	4.76	%(b)	8.31%	6.63%	6.62%	7.85%	4.33%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(b)	Not Annualized
(c)	Annualized.
*	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	ENHANCED RETURN FUND

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$15.08		$12.35	$17.41	$19.12	$16.97	$14.21

Operations:
Net Investment Income	0.24		0.30	0.14	0.16	0.21	0.37
Net Realized and Unrealized Gains (Losses) on Investments and Futures	1.75		2.75	(4.25)	4.92	3.00	4.40
Total Operations	$1.99		$3.05	$(4.11)	$5.08	$3.21	$4.77

Distributions:
Net Investment income	(0.25)		(0.32)	(0.17)	(0.18)	(0.23)	(0.38)
Net Realized Capital Gains	—		—	(0.78)	(6.61)	(0.83)	(1.63)
Total Distributions	$(0.25)		$(0.32)	$(0.95)	$(6.79)	$(1.06)	$(2.01)

Net Asset Value, end of period	$16.82		$15.08	$12.35	$17.41	$19.12	$16.97

Total Return (a)	13.24	%(b)	24.91%	(23.56)%	26.51%	19.38%	33.80%

Net Assets, end of period (millions)	$274.94		$251.52	$206.48	$322.89	$261.29	$183.93

Ratios/supplemental data
Ratio of expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to average net assets	2.98	%(c)	2.18%	0.96%	0.65%	1.27%	2.21%
Portfolio Turnover Rate	17.17	%(b)	36.66%	42.99%	40.89%	96.76%	46.04%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$14.50		$14.17	$16.80	$17.45	$16.41	$15.49

Operations:
Net Investment Income	0.25	(a)	0.44 (a)	0.32	0.26	0.34	0.43
Net Realized and Unrealized Gains (Losses) on Investments	(0.35)		0.31	(2.61)	(0.62)	1.24	0.94
Total Operations	$(0.10)		$0.75	$(2.29)	$(0.36)	$1.58	$1.37

Distributions:
Net Investment Income	(0.25)		(0.42)	(0.34)	(0.29)	(0.36)	(0.44)
Net Realized Capital Gains	—		—	—	—	(0.18)	(0.01)
Total Distributions	$(0.25)		$(0.42)	$(0.34)	$(0.29)	$(0.54)	$(0.45)

Net Asset Value, end of period	$14.15		$14.50	$14.17	$16.80	$17.45	$16.41

Total Return (b)	(0.67	)%(c)	5.43%	(13.70)%	(2.04)%	9.71%	8.94%

Net Assets, end of period (millions)	$1,693.80		$1,572.04	$569.86	$640.68	$559.67	$261.28

Ratios/supplemental data (d)(e)
Ratio of expenses to average net assets before Waiver	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.47	%(f)	3.08%	2.04%	1.46%	1.83%	2.59%
Ratio of Net Investment Income to average net assets after Waiver	3.52	%(f)	3.13%	2.09%	1.51%	1.88%	2.64%
Portfolio Turnover Rate (g)	12.76	%(c)	31.63%	33.21%	42.67%	30.08%	28.83%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$14.73		$14.39	$17.06	$17.61	$16.49	$15.61

Operations:
Net Investment Income	0.24	(a)	0.42 (a)	0.32	0.33	0.26	0.40
Net Realized and Unrealized Gains (Losses) on Investments	(0.35)		0.33	(2.66)	(0.71)	1.31	0.92
Total Operations	$(0.11)		$0.75	$(2.34)	$(0.38)	$1.57	$1.32

Distributions:
Net Investment Income	(0.25)		(0.41)	(0.33)	(0.17)	(0.27)	(0.43)
Net Realized Capital Gains	—		—	—	—	(0.18)	(0.01)
Total Distributions	$(0.25)		$(0.41)	$(0.33)	$(0.17)	$(0.45)	$(0.44)

Net Asset Value, end of period	$14.37		$14.73	$14.39	$17.06	$17.61	$16.49

Total Return (b)	(0.76	)%(c)	5.29%	(13.81)%	(2.15)%	9.57%	8.56%

Net Assets, end of period (millions)	$8.60		$6.29	$3.02	$4.22	$6.87	$0.15

Ratios/supplemental data (d)(e)
Ratio of expenses to average net assets before Waiver	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.22	%(d)	2.79%	1.76%	1.19%	1.33%	2.18%
Ratio of Net Investment Income to average net assets after Waiver	3.37	%(d)	2.89%	1.91%	1.34%	1.48%	2.33%
Portfolio Turnover Rate (g)	12.76	%(c)	31.63%	33.21%	42.67%	30.08%	28.83%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended 6/30/2024 (Unaudited)		Period Ended 12/31/2023*
Net Asset Value, beginning of period	$14.50		$13.90

Operations:
Net Investment Income (a)	0.23		0.13
Net Realized and Unrealized Gains on Investments	(0.35)		0.61
Total Operations	$(0.12)		$0.74

Distributions:
Net Investment Income	(0.24)		(0.14)

Net Asset Value, end of period	$14.14		$14.50

Total Return (b)	(0.82	)%(c)	5.35	%(c)

Net Assets, end of period (millions)	$34.72		$39.70

Ratios/supplemental data (d)(e)
Ratio of expenses to average net assets before Waiver	0.55	%(f)	0.55	%(f)
Ratio of expenses to average net assets after Waiver	0.50	%(f)	0.50	%(f)
Ratio of Net Investment Income to average net assets before Waiver	3.21	%(f)	3.10	%(f)
Ratio of Net Investment Income to average net assets after Waiver	3.26	%(f)	3.15	%(f)
Portfolio Turnover Rate (g)	12.76	%(c)	31.63%

*	Fund began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$14.59		$14.26	$16.03	$16.60	$15.98	$15.27

Operations:
Net Investment Income	0.25	(a)	0.41 (a)	0.30	0.25	0.34	0.41
Net Realized and Unrealized Gains (Losses) on Investments	(0.18)		0.34	(1.77)	(0.52)	0.80	0.73
Total Operations	$0.07		$0.75	$(1.47)	$(0.27)	$1.14	$1.14

Distributions:
Net Investment Income	(0.26)		(0.42)	(0.30)	(0.26)	(0.35)	(0.42)
Net Realized Capital Gains	—		—	—	(0.04)	(0.17)	(0.01)
Total Distributions	$(0.26)		$(0.42)	$(0.30)	$(0.30)	$(0.52)	$(0.43)

Net Asset Value, end of period	$14.40		$14.59	$14.26	$16.03	$16.60	$15.98

Total Return (b)	0.48	%(c)	5.38%	(9.18)%	(1.66)%	7.20%	7.53%

Net Assets, end of period (millions)	$302.71		$248.12	$233.65	$254.72	$219.62	$153.73

Ratios/supplemental data (d)(e)
Ratio of expenses to average net assets before Waiver	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.49	%(f)	2.85%	1.93%	1.45%	1.99%	2.57%
Ratio of Net Investment Income to average net assets after Waiver	3.54	%(f)	2.90%	1.98%	1.50%	2.04%	2.62%
Portfolio Turnover Rate (g)	14.72	%(c)	46.33%	46.94%	32.34%	41.17%	32.83%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$14.89		$14.55	$16.37	$16.84	$16.09	$15.39

Operations:
Net Investment Income	0.25	(a)	0.40 (a)	0.27	0.22	0.26	0.37
Net Realized and Unrealized Gains (Losses) on Investments	(0.18)		0.34	(1.80)	(0.53)	0.87	0.75
Total Operations	$0.07		$0.74	$(1.53)	$(0.31)	$1.13	$1.12

Distributions:
Net Investment Income	(0.25)		(0.40)	(0.29)	(0.12)	(0.21)	(0.41)
Net Realized Capital Gains	—		—	—	(0.04)	(0.17)	(0.01)
Total Distributions	$(0.25)		$(0.40)	$(0.29)	$(0.16)	$(0.38)	$(0.42)

Net Asset Value, end of period	$14.71		$14.89	$14.55	$16.37	$16.84	$16.09

Total Return (b)	0.49	%(c)	5.20%	(9.32)%	(1.83)%	7.07%	7.35%

Net Assets, end of period (millions)	$0.007		$0.007	$0.007	$0.007	$0.008	$0.003

Ratios/supplemental data (d)(e)
Ratio of expenses to average net assets before Waiver	0.55	%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.20	%(f)	2.59%	1.66%	1.20%	1.75%	2.26%
Ratio of Net Investment Income to average net assets after Waiver	3.35	%(f)	2.74%	1.81%	1.35%	1.90%	2.41%
Portfolio Turnover Rate (g)	14.72	%(c)	46.33%	46.94%	32.34%	41.17%	32.83%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2025 (Note 5)
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$14.69		$14.32	$15.15	$15.44	$15.12	$14.80

Operations:
Net Investment Income	0.21	(a)	0.29 (a)	0.14	0.13	0.26	0.35
Net Realized and Unrealized Gains (Losses) on Investments	(0.00	)(b)	0.39	(0.79)	(0.27)	0.33	0.33
Total Operations	$0.21		$0.68	$(0.65)	$(0.14)	$0.59	$0.68

Distributions:
Net Investment Income	(0.21)		(0.31)	(0.18)	(0.15)	(0.27)	(0.36)
Return of Capital	—		—	—	—	—	(0.00	)(b)
Total Distributions	$(0.21)		$(0.31)	$(0.18)	$(0.15)	$(0.27)	$(0.36)

Net Asset Value, end of period	$14.69		$14.69	$14.32	$15.15	$15.44	$15.12

Total Return (c)	1.46	%(d)	4.78%	(4.29)%	(0.91)%	3.91%	4.65%

Net Assets, end of period (millions)	$244.30		$201.45	$229.47	$347.32	$327.10	$164.80

Ratios/supplemental data (e)
Ratio of expenses to average net assets before Waiver	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	2.80	%(f)	1.94%	1.00%	0.76%	1.54%	2.30%
Ratio of Net Investment Income to average net assets after Waiver	2.85	%(f)	1.99%	1.05%	0.81%	1.59%	2.35%
Portfolio Turnover Rate (g)	18.94	%(d)	36.84%	21.53%	58.31%	37.11%	48.01%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(d)	Not annualized.
(e)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, beginning of period	$14.87		$14.49	$15.33	$15.63	$15.20	$14.91

Operations:
Net Investment Income	0.20	(a)	0.27 (a)	0.14	0.10	0.16	0.32
Net Realized and Unrealized Gains (Losses) on Investments	(0.01	)(b)	0.40	(0.82)	(0.27)	0.42	0.33
Total Operations	$0.19		$0.67	$(0.68)	$(0.17)	$0.58	$0.65

Distributions:
Net Investment Income	(0.20)		(0.29)	(0.16)	(0.13)	(0.15)	(0.36)

Net Asset Value, end of period	$14.86		$14.87	$14.49	$15.33	$15.63	$15.20

Total Return (c)	1.31	%(d)	4.68%	(4.47)%	(1.09)%	3.82%	4.36%

Net Assets, end of period (millions)	$0.007		$0.007	$0.007	$0.007	$0.007	$0.003

Ratios/supplemental data (e)
Ratio of expenses to average net assets before Waiver	0.55	%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	2.50	%(f)	1.70%	0.75%	0.51%	1.33%	1.98%
Ratio of Net Investment Income to average net assets after Waiver	2.65	%(f)	1.85%	0.90%	0.66%	1.48%	2.13%
Portfolio Turnover Rate (g)	18.94	%(d)	36.84%	21.53%	58.31%	37.11%	48.01%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(d)	Not annualized.
(e)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2025. (Note #5)
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	CORE PLUS BOND FUND

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended		Year	Year	Period
	6/30/2024		Ended	Ended	Ended
	(Unaudited)		12/31/2023	12/31/2022	12/31/2021*
Net Asset Value, beginning of period	$12.96		$12.66	$15.04	$15.00

Operations:
Net Investment Income	0.25		0.41	0.29	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures	(0.33)		0.31	(2.34)	0.04
Total Operations	$(0.08)		$0.72	$(2.05)	$0.07

Distributions:
Net Investment Income	(0.26)		(0.42)	(0.33)	(0.03)

Net Asset Value, end of period	$12.62		$12.96	$12.66	$15.04

Total Return (a)	(0.61	)%(b)	5.81%	(13.71)%	0.44	%(b)

Net Assets, end of period (millions)	$39.74		$22.60	$14.36	$16.42

Ratios/supplemental data (c)
Ratio of expenses to average net assets before Waiver	0.91	%(d)	1.34%	1.14%	0.55	%(d)
Ratio of expenses to average net assets after Waiver	0.45	%(d)	0.45%	0.45%	0.45	%(d)
Ratio of Net Investment Income to average net assets before Waiver	3.75	%(d)	2.41%	1.43%	1.55	%(d)
Ratio of Net Investment Income to average net assets after Waiver	4.21	%(d)	3.30%	2.12%	1.65	%(d)
Portfolio Turnover Rate	26.35	%(b)	45.24%	42.09%	69.02	%(b)

*	Fund began operations on November 17,2021.
(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(b)	Not annualized.
(c)	The Adviser waived a portion of the 0.45% management fee to sustain a net fee of 0.45%. (Note #5)
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout each Period:

	Six Months
	Ended
	6/30/2024		Year Ended December 31,
	(Unaudited)		2023		2022	2021		2020	2019
Net Asset Value, beginning of period	$16.60		$16.15		$17.98	$18.28		$17.73	$17.12

Operations:
Net Investment Income	0.26		0.46		0.37	0.32		0.33	0.32
Net Realized and Unrealized Gains (Losses) on Investments	(0.36)		0.45		(1.83)	(0.27)		0.57	0.64
Total Operations	$(0.10)		$0.91		$(1.46)	$0.05		$0.90	$0.96

Distributions:
Net Investment Income	(0.26)		(0.46)		(0.37)	(0.32)		(0.33)	(0.32)
Net Realized Capital Gains	—		—		—	(0.03)		(0.02)	(0.03)
Return of Capital	—		—		—	(0.00	)(a)	—	—
Total Distributions	$(0.26)		$(0.46)		$(0.37)	$(0.35)		$(0.35)	$(0.35)

Net Asset Value, end of period	$16.24		$16.60		$16.15	$17.98		$18.28	$17.73

Total Return (b)	(0.60	)%(c)	5.76%		(8.10)%	0.30%		5.12%	5.66%

Net Assets, end of period (millions)	$171.93		$174.54		$190.50	$274.98		$259.73	$225.13

Ratios/supplemental data
Ratio of expenses to average net assets	0.30	%(d)	0.56	%(e)	0.65%	0.65%		0.65%	0.65%
Ratio of Net Investment Income to average net assets	3.20	%(d)	2.78%		2.14%	1.78%		1.86%	1.90%
Portfolio turnover rate	9.01	%(c)	17.28%		21.30%	9.11%		5.98%	10.54%

(a)	Amount rounds to less than $0.005 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective September 15, 2023, the Management Fee was reduced from 0.65% to 0.30%. (Note 5)

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

1)	Organization:

The Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson International Fund, Johnson Enhanced Return Fund, Johnson Core Plus Bond Fund, Johnson Municipal Income Fund (each individually a “Fund” and collectively the “Funds”), Johnson Institutional Short Duration Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Core Bond Fund (the “Bond Funds,”) are each a series of the Johnson Mutual Funds Trust (the “Trust”), and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The Opportunity Fund and Municipal Income Fund began offering their shares publicly on May 16, 1994. The Bond Funds began offering their shares publicly on August 31, 2000. The Equity Income Fund and Enhanced Return Fund began offering its shares publicly on December 30, 2005. The International Fund began offering its shares publicly on December 8, 2008. The Johnson Core Plus Bond Fund began offering shares publicly on November 17, 2021. All the Funds are managed by Johnson Investment Counsel, Inc. (the “Adviser”).

The Equity Income Fund and Opportunity Fund both have an additional share class, Class S shares. Each class of shares for each Fund has identical rights and privileges except with respect to shareholder servicing fees fees and voting rights on matters affecting a single class of shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The Bond Funds also have an additional share class, Class F shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. Class F shares have a maximum distribution (12b-1) fee of 0.25%, currently waived by the Adviser to 0.15% (see Note 5). The Institutional Core Bond Fund also has an additional share class, Class S shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The investment objective of the Equity Income Fund is above average dividend income and long-term capital growth. The investment objective of the Opportunity Fund and International Fund is long-term capital growth. The investment objective of the Johnson Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle. The investment objective of the Bond Funds is a high level of income over the long term consistent with preservation of capital. The investment objective of the Johnson Core Plus Bond Fund is to maximize total return over the long term consistent with the preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long-term consistent with preservation of capital.

The shareholders of the Johnson Fixed Income Fund (Target Fund) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Target Fund to the Core Bond Fund (Survivor Fund). The tax-free reorganization took place on September 15, 2023.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

1)	Organization, continued

The following is a summary of shares outstanding, net assets, NAV per share, and unrealized depreciation immediately before and after the reorganization:

	Total Net Assets	Shares	Net Asset Value Per Share
Before Reorganization
Target Fund	$1,010,561,099	70,231,503	$14.39

Survivor Fund Class I	$566,121,196	40,733,372	$13.90
Survivor Fund Class F	$3,609,156	255,739	$14.11
Survivor Fund Class S	—	—

Pro Forma Adjustment*
Class I	$971,030,502	69,867,357	$13.90
Class F	—	—
Class S	$39,530,597	2,844,269	$13.90

After Reorganization
Pro Forma - Survivor Fund
Survivor Fund Class I	$1,537,151,698	110,600,729	$13.90
Survivor Fund Class F	$3,609,156	255,739	$14.11
Survivor Fund Class S**	$39,530,597	2,844,269	$13.90

*	Shareholders of the Target Fund who had a minimum account balance of $1,000,000 will receive Class I shares of the Survivor Fund. All other shareholders of the Target Fund will receive Class S shares of the Survivor Fund. For every 1 share of the Target Fund, shareholders received 1.0353 shares of the Survivor Fund.
**	Class S is a newly-created share class of the Survivor Fund. The initial NAV per share of the Class S shares will be set at the NAV per share of the Class I shares of the Survivor Fund.

			After
	Before Reorganization		Reorganization
	Target Fund	Survivor Fund	Survivor Fund
Unrealized Depreciation	$(111,762,383)	$(66,380,154)	$(178,142,537)

Assuming the reorganization had been completed on January 1, 2023, the beginning of the annual reporting period of the Core Bond Fund, the Core Bond Fund’s pro forma results of operations for the year ended December 31, 2023 would have been as follows:

Net Investment Income	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments	Change in Net Assets from Operations
$43,684,246	$(78,670,410)	$(34,986,164)

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

2)	Summary of Significant Accounting Policies:

BASIS OF ACCOUNTING:

The financial statements are prepared in accordance with accounting principles generally accepted in the United State of Americas (GAAP). The Funds are investment companies and accordingly follow the investment company guidance of Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies”.

Regulatory update:

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirement as applicable and are currently adhering to the requirement.

FINANCIAL FUTURES CONTRACTS:

The Enhanced Return Fund invests in stock index futures (equity risk) in an attempt to replicate the returns of the leading large capitalization companies in the leading industries in the U.S. economy. The Fund enters into S&P 500 E-Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gains (losses) on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Gains on futures contracts, as of June 30, 2024, was $2,046,612. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains (losses) on futures contracts are reported separately within the Statements of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged asset, as well as the risk that the counterparty will fail to perform its obligations. The net variation margin payable on futures contracts as of June 30, 2024 was $1,216,425.

The Core Plus Bond Fund may enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions may include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Gains on futures contracts, as of June 30, 2024, was $36,837. As of June 30, 2024, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $137,389. The net variation margin payable on these futures contracts as of June 30, 2024 was $26,922.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

OFFSETTING ASSETS AND LIABILITIES:

The Enhanced Return Fund and the Core Plus Bond Fund have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The Fund’s policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts. As of June 30, 2024, the Funds each have only one position and the variation margin applicable to each of those positions is presented in the Statement of Assets and Liabilities.

The following table presents the Enhanced Return Fund and Core Plus Bond Fund’s liability derivatives available for offset under a master netting agreement, net of collateral pledged as of June 30, 2024.

Enhanced Return Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$(1,216,425)	$—	$(1,216,425)	$1,216,425	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

Core Plus Bond Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$(26,922)	$—	$(26,922)	$26,922	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT SECURITIES:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Gains and losses on sales of investments are calculated using the specific identification method, mainly using high-cost lots. Discounts and premiums on securities purchased are amortized over the lives or to the earliest call date of the respective securities in accordance with GAAP. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION:

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

FEDERAL INCOME TAX:

The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent is net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended December 31 for the Opportunity Fund, Bond Funds, and Municipal Income Fund, and October 31 for the Equity Income, International, Enhanced Return and Core Plus Bond Fund) plus undistributed amounts from prior years.

The following information is computed for each item as of December 31, 2023:

	Equity Income	Opportunity	International	Enhanced Return	Core
Cost of Investments	$442,517,389	$105,058,052	$17,281,741	$257,213,489	$1,704,486,993
Gross unrealized appreciation	182,206,343	31,911,002	8,844,676	816,592	10,935,416
Gross unrealized depreciation	(5,069,350)	(3,707,991)	(1,730,553)	(7,809,752)	(110,020,202)
Net unrealized appreciation (depreciation)	177,136,993	28,203,011	7,114,123	(6,993,160)	(99,084,786)
Net unrealized depreciation on foreign currency	—	—	(12)	—	—
Undistributed ordinary income	535,930	—	134,858	108,424	181,013
Undistributed long-term gains	6,032,888	36	—	—	—
Accumulated capital and other losses	—	—	(425,960)	(25,062,611)	(105,724,216)
Distributable earnings (accumulated deficit)	$183,705,811	$28,203,047	$6,823,009	$(31,947,347)	$(204,627,989)

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

	Interemediate	Short Duration	Core Plus	Municipal Income
Cost of Investments	$252,149,663	$206,973,291	$23,227,403	$181,631,626
Gross unrealized appreciation	2,483,379	574,715	303,075	1,543,316
Gross unrealized depreciation	(9,334,389)	(7,513,340)	(1,095,931)	(9,539,791)
Net unrealized depreciation	(6,851,010)	(6,938,625)	(792,856)	(7,996,475)
Undistributed ordinary income	76,069	77,460	4,038	—
Accumulated capital and other losses	(17,642,752)	(6,397,670)	(1,281,239)	(6,563,244)
Accumulated deficit	$(24,417,693)	$(13,258,835)	$(2,070,057)	$(14,559,719)

As of December 31, 2023, the following Funds had capital loss carryovers which will reduce each Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers which may be carried forward for an indefinite period are as follows:

	Long-term	Short-term	Total
International	$147,347	$278,613	$425,960
Core	69,071,385	36,652,831	105,724,216
Intermediate	12,622,755	5,019,997	17,642,752
Short Duration	4,209,631	2,188,039	6,397,670
Core Plus	774,721	506,517	1,281,238
Municipal Income	6,300,775	262,469	6,563,244

As a result of the reorganization of the Fixed Income Fund into the Core Fund, the Core Fund acquired $39,996,550 of long-term capital loss carryover and $10,326,215 of short-term capital loss carryover, which are available to offset future capital gains. In addition, as a result of a change in control due to the merger, $21,904,287 of the Core Fund’s capital loss carryovers are subject to an annual limitation of $18,057,023 (prorated in the initial year) under IRC Section 382.

The following information is computed as of June 30, 2024:

	Equity Income	Opportunity	International	Enhanced Return	Core
Cost of Investments	$447,410,561	$125,894,313	$16,598,227	$280,706,146	$1,858,427,555
Gross unrealized appreciation	200,842,366	36,365,054	8,905,014	936,691	3,426,644
Gross unrealized depreciation	(8,084,126)	(8,474,563)	(1,902,728)	(7,741,483)	(129,499,360)
Net unrealized appreciation (depreciation)	$192,758,240	$27,890,491	$7,002,286	$(6,804,792)	$(126,072,716)
Net unrealized depreciation on foreign currency	$—	$—	$(17)	$—	$—

	Interemediate	Short Duration	Core Plus	Municipal Income
Cost of Investments	$308,219,549	$248,505,460	$40,602,331	$182,217,572
Gross unrealized appreciation	1,229,205	187,864	140,767	376,953
Gross unrealized depreciation	(9,668,819)	(6,443,016)	(1,359,170)	(11,873,610)
Net unrealized depreciation	$(8,439,614)	$(6,255,152)	$(1,218,403)	$(11,496,657)

The difference between the federal income tax cost and the financial statement cost of Funds’ investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. The timing differences are temporary in nature and are due to the tax deferral of losses on amortization of bonds, mark to market on futures contracts and wash sales.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Funds are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

ALLOCATIONS BETWEEN CLASSES:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute net investment income on a monthly basis for the Bond Funds and Core Plus Fund, and on a calendar quarter basis for the Enhanced Return Fund and Municipal Income Fund. The Equity Income, Opportunity and International Funds intend to distribute net investment income, if any, at least once a year. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

The tax character of the distributions paid for the periods ended June 30, 2024 and December 31, 2023 are as follows:

		Ordinary Income*	Tax Exempt Income	Net Realized Long-Term Capital Gain	Total Taxable Distributions Paid	Total Distributions Paid
Equity Income	12/31/2023	$6,120,765	—	$9,937,260	$16,058,025	$16,058,025
	6/30/2024	—	—	—	—	—
Opportunity	12/31/2023	781,417	—	3,954,826	4,736,243	4,736,243
	6/30/2024	—	—	—	—	—
International	12/31/2023	501,175	—	—	501,175	501,175
	6/30/2024	—	—	—	—	—
Enhanced Return	12/31/2023	5,197,873	—	—	5,197,873	5,197,873
	6/30/2024	4,101,456	—	—	4,101,456	4,101,456
Core	12/31/2023	27,331,004	—	—	27,331,004	27,331,004
	6/30/2024	29,908,882	—	—	29,908,882	29,908,882
Interemediate	12/31/2023	7,258,801	—	—	7,258,801	7,258,801
	6/30/2024	4,989,626	—	—	4,989,626	4,989,626
Short Duration	12/31/2023	4,447,578	—	—	4,447,578	4,447,578
	6/30/2024	3,172,500	—	—	3,172,500	3,172,500

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

		Ordinary Income*	Tax Exempt Income	Net Realized Long-Term Capital Gain	Total Taxable Distributions Paid	Total Distributions Paid
Core Plus	12/31/2023	$592,529	$—	$—	$592,529	$592,529
	6/30/2024	727,674	—	—	727,674	727,674
Municipal Income	12/31/2023	161,996	5,379,348	—	5,541,344	5,541,344
	6/30/2024	2,802,200	—	—	2,802,200	2,802,200

*	Short-Term Capital Gains were combined with Ordinary Income, as they are taxed at the Ordinary Income tax rate.

3)	Security Valuation and Transactions:

The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Board has assigned the Adviser as their Valuation Designee to consider all appropriate factors relevant to the value of securities, in accordance with the Trust’s valuation policies and fair value determinations. Fixed income securities typically are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Funds utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

3)	Security Valuation and Transactions, continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. Corporate bonds are generally valued at prices obtained from pricing vendors. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations for similar securities (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they will be categorized in Level 3.

Certificates of Deposit. Certificates of Deposit are generally valued at prices obtained from pricing vendors. Certificates of Deposit which are traded on the open market are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Certificates of Deposit are categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are generally valued at prices obtained from pricing vendors. U.S. government securities, including U.S. Treasury Obligations, are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy.

U.S. Agency Securities. U.S. agency securities are generally valued at prices obtained from pricing vendors. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Municipal Bonds. Municipal bonds are generally valued at prices obtained from pricing vendors. Municipal Bonds are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 2 of the fair value hierarchy.

Preferred Stocks. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

3)	Security Valuation and Transactions, continued

Money Market. Investments in mutual funds, including money market mutual funds (notated throughout these financial statements as cash equivalents), are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2024:

Equity Income Fund	Level 1	Level 2	Level 3	Totals
Common Stocks*	$634,930,411	$—	$—	$634,930,411
Money Market Funds	5,238,390	—	—	5,238,390
Total	$640,168,801	$—	$—	$640,168,801

Opportunity Fund	Level 1	Level 2	Level 3	Totals
Common Stocks*	$151,246,376	$—	$—	$151,246,376
Cash Equivalents	2,538,428	—	—	2,538,428
Total	$153,784,804	$—	$—	$153,784,804

International Fund	Level 1	Level 2	Level 3		Totals
Common Stocks*	$23,442,644	$—	$140	**	$23,442,784
Preferred Stocks	144,832	—	—		144,832
Money Market Funds	12,897	—	—		12,897
Total	$23,600,373	$—	$140		$23,600,513

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$169,173,435	$—	$169,173,435
Collateralized Mortgage Obligations	—	33,034,335	—	33,034,335
Municipal Bonds	—	539,195	—	539,195
U.S. Government & Agencies	—	13,809,938	—	13,809,938
U.S. Treasury Obligations	—	55,057,883	—	55,057,883
Money Market Funds	2,286,568	—	—	2,286,568
Sub-total	$2,286,568	$271,614,786	$—	$273,901,354
Other Financial Instruments***	—	—	2,046,612	2,046,612
Total	$2,286,568	$271,614,786	$2,046,612	$275,947,966

Institutional Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$730,877,928	$—	$730,877,928
Collateralized Mortgage Obligations	—	392,874,733	—	392,874,733
Municipal Bonds	—	37,307,704	—	37,307,704
U.S. Government & Agencies	—	82,580,438	—	82,580,438
U.S. Treasury Obligations	—	468,027,462	—	468,027,462
Preferred Stocks	9,162,761	—	—	9,162,761
Money Market Funds	11,523,813	—	—	11,523,813
Total	$20,686,574	$1,711,668,265	$—	$1,732,354,839

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

3)	Security Valuation and Transactions, continued

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$148,495,715	$—	$148,495,715
Collateralized Mortgage Obligations	—	22,381,641	—	22,381,641
Municipal Bonds	—	4,813,564	—	4,813,564
U.S. Government & Agencies	—	15,283,482	—	15,283,482
U.S. Treasury Obligations	—	106,966,429	—	106,966,429
Preferred Stocks	1,547,558	—	—	1,547,558
Money Market Funds	291,546	—	—	291,546
Total	$1,839,104	$297,940,831	$—	$299,779,935

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$145,577,075	$—	$145,577,075
Collateralized Mortgage Obligations	—	28,962,566	—	28,962,566
Municipal Bonds	—	8,531,718	—	8,531,718
U.S. Government & Agencies	—	13,363,351	—	13,363,351
U.S. Treasury Obligations	—	45,521,334	—	45,521,334
Money Market Funds	294,264	—	—	294,264
Total	$294,264	$241,956,044	$—	$242,250,308

Core Plus Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$23,876,653	$—	$23,876,653
Collateralized Mortgage Obligations	—	8,670,668	—	8,670,668
U.S. Government & Agencies	—	703,210	—	703,210
U.S. Treasury Obligations	—	5,553,035	—	5,553,035
Preferred Stocks	167,960	—	—	167,960
Money Market Funds	412,402	—	—	412,402
Sub-total	$580,362	$38,803,566	$—	$39,383,928
Other Financial Instruments***	36,838	—	—	36,838
Total	$617,200	$38,803,566	$—	$39,420,766

Municipal Income Fund	Level 1	Level 2	Level 3	Totals
Municipal Bonds*	$—	$169,720,370	$—	$169,720,370
Money Market Funds	1,000,545	—	—	1,000,545
Total	$1,000,545	$169,720,370	$—	$170,720,915

*	See Portfolio of Investments for sector classifications.
**	Includes a Russian ADR valued at $0.01 per share by management, given the halting of foreign investors’ ability to sell Russian securities and ADRs. The change in unrealized appreciation (depreciation) of this security that is reflected in the Statement of Operations is $0. Given the insignificance of Level 3 securities, a rollforward of Level 3 activity is not presented.
***	Other financial instruments are futures contracts reflected separately in the Portfolio of Investments, and are reflected at the net unrealized appreciation (depreciation) on futures contracts.

Other than the Johnson International Fund, no other Fund held Level 3 securities during the period.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

4)	Portfolio Risks:

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events cannot be reasonably estimated. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees:

The Funds incurred management fees for the six months ended June 30, 2024, as indicated below:

Fund	Fee	Management Fee	Payable as of June 30, 2024
Equity Income Fund	0.75%	$2,353,548	$391,475
Opportunity Fund	0.90%	654,224	113,935
International Fund	1.00%	120,529	19,679
Enhanced Return Fund	0.35%	457,017	78,432
Core Bond Fund	0.30%	2,506,196	356,105
Intermediate Fund	0.30%	411,413	61,889
Short Duration Bond Fund	0.30%	317,677	50,102
Core Plus Bond Fund	0.45%	76,422	14,733
Municipal Income Fund	0.30%	263,055	42,604

The Short Duration, Intermediate and Core Bond Funds F share classes also incur 12b-1 fee at the annual rate of 0.25% (before the contractual waiver described below) of the Fund’s average daily net assets, which is accrued daily and paid monthly.

The Adviser has agreed to waive a part of the management fee for the Short Duration, Intermediate and Core Bond Funds from a maximum of 0.30% to an effective fee ratio of 0.25%, unchanged from the prior period. In addition, the Adviser has agreed to waive a part of the 12b-1 fee from a maximum of 0.25% to an effective annual rate of 0.15%. The Adviser has the right to remove this fee waiver any time after April 30, 2025. These waivers are not subject to recoupment.

For the Core Plus Bond Fund, the Adviser had contractually agreed to waive management fees and/or to reimburse expenses to limit Fund expenses, at least until April 30, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund did not exceed 0.45% of the Fund’s average daily net assets. Fee waivers and expense reimbursements were subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date in which the fees were waived or reimbursed) if such recoupment could be achieved within the foregoing expense limit and any expense limitation in place at the time of recoupment. The Adviser did not intend to recoup these waived amounts. Effective May 1, 2024, the Adviser has contractually agreed to change the expense arrangement to a unitary fee arrangement, with a limit of 0.45% per year. The Adviser will cover all expenses in excess of the management fee.

The Equity Income, Opportunity and Core Bond Funds S Shares classes also incur shareholder servicing fees at the annual rate of 0.25% of each Fund’s average daily net assets, attributable to the Class, which is accrued daily.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees, continued

As of June 30, 2024, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Core Plus Fund was $348,176. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

	Expires	Expires	Expires	Expires
Fund	12/31/24	12/31/25	12/31/26	6/30/2027	Total
Core Plus Bond Fund	$12,347	$104,225	$155,011	$76,593	$348,176

6)	Related Party Transactions:

All officers and one Trustee of the Trust are employees of the Adviser. Total compensation for the Independent Trustees as a group was $75,000 for the six months ended June 30, 2024, which was paid by the Adviser, and as a group they received no additional compensation from the Trust. The Trust consists of nine Funds: Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson International Fund, Johnson Enhanced Return Fund, Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund, Johnson Core Plus Bond Fund, and Johnson Municipal Income Fund. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2024, the following are identified as having an ownership of more than 25%:

Equity Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	76.96%
Opportunity Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	72.07%
International Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	34.05%
Enhanced Return Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	98.25%
Intermediate Bond Fund:
Covenant Trust Company	33.01%
Client accounts managed by the Adviser and held by Charles Schwab & Co.	26.45%
Short Duration Bond Fund:
Covenant Trust Company	43.26%
Core Plus Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	70.25%
Saxon & Co. (for the benefit of its customers)	29.74%
Municipal Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	97.67%

Johnson Financial, Inc. is a wholly-owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provided transfer agency and administration services to the Funds until March 31, 2023. These services were paid for by the Adviser.

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting services, administration services, and transfer agency services to the Funds. All services are paid for by the Adviser, except as relates to the Core Plue Bond Fund.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

7)	Purchases and Sales of Securities:

For the six months ended June 30, 2024, purchases and sales of investment securities aggregated (excluding in-kind subscriptions):

	Investment Securities Other Than Short-Term Investments and U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Equity Income Fund	$46,208,269	$59,260,773	$—	$—
Opportunity Fund	27,638,336	10,562,873	—	—
International Fund	1,135,390	2,542,444	—	—
Enhanced Return Fund	42,758,946	30,183,795	23,551,053	12,499,023
Core Bond Fund	187,413,634	72,046,644	186,973,769	139,712,378
Intermediate Bond Fund	52,035,060	17,278,454	45,090,760	22,416,552
Short Duration Bond Fund	50,087,424	26,735,723	30,186,192	13,130,422
Core Plus Bond Fund	15,666,831	1,961,872	11,400,040	6,634,482
Municipal Income Fund	17,038,773	15,572,277	—	—

8)	Borrowings:

The Equity Income Fund, Opportunity Fund, International Fund, Enhanced Return Fund, Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Core Plus Bond Fund, and Municipal Income Fund each has an unsecured line of credit through April 27, 2025 with U.S. Bank National Association, up to 33.3% of its net assets, with a total maximum borrowing limit of $60,000,000 for the Trust.

Borrowings under the agreement bear interest at the Prime lending rate which was 8.5% as of June 30, 2024. During the six months ended June 30, 2024, the International Fund borrowed from the line for two (2) calendar days in the amount of $110,000. During the six months ended June 30, 2024, the Core Bond Fund incurred $52 of interest expense and fees related to the borrowings. The average debt outstanding and average interest rate for the days with borrowings during the six months ended June 30, 2024 were $110,000 and 8.50%. There were no borrowings for any of the other Funds at any time during the six month period.

9)	Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10)	Indemnification:

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11)	In-Kind Subscription Transactions

During the six-months ended June 30, 2024, the Core Bond Fund, Class I received securities in lieu of cash for a shareholder purchase. The purchase was as follows:

Fund	Date	Amount Purchased	Securities Received	Shares Issued
Core Plus Bond Fund	06/10/24	$14,591,696	$14,591,696	1,035,626

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2024 (UNAUDITED)

12)	Subsequent Events:

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements except for the following:

			Per Share
	Record Date	Ex-Date	Ordinary Income
Core Bond Fund
Class I	7/26/24	7/29/24	$0.0470
Class F	7/26/24	7/29/24	$0.0460
Class S	7/26/24	7/29/24	$0.0440
Intermediate Bond Fund
Class I	7/26/24	7/29/24	$0.0470
Class F	7/26/24	7/29/24	$0.0460
Short Duration Bond Fund
Class I	7/26/24	7/29/24	$0.0420
Class F	7/26/24	7/29/24	$0.0410
Core Plus Bond Fund	7/26/24	7/29/24	$0.0480

ADDITIONAL INFORMATION	JUNE 30, 2024 (UNAUDITED)

PROXY DISCLOSURE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended December 31 are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; or (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

AVAILABILITY OF SCHEDULES OF PORTFOLIO INVESTMENTS:

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year at www.johnsonmutualfunds.com or on Form N-PORT. The Funds’ holdings are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) by visiting www.johnsonmutualfunds.com; or (3) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

CODE OF ETHICS

The Trust’s Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds

3777 West Fork Road

Cincinnati OH 45247

MANAGEMENT AGREEMENT BETWEEN JOHNSON MUTUAL FUNDS AND JOHNSON INVESTMENT COUNSEL, INC.

The Trustees, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), then considered the renewal of the Management Agreements between the Trust and the Adviser. The Trustees were assisted by experienced independent legal counsel throughout the contract review process. The Independent Trustees discussed the proposed continuance in executive session with such counsel at which no representatives of the Adviser were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreements and the weight to be given to each such factor. Among other factors, the Trustees considered (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser; (iii) the cost of services provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; and (iv) economies of scale. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Additionally, each Independent Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Management Agreements.

The Trustees evaluated the Adviser’s responses and information prepared by the Adviser in the board materials, noting the Adviser’s financial resources, its personnel and operations, advisory, administrative and compliance services provided by the Adviser to the Funds, and the overall compensation received for management services. The Board considered and discussed each Fund’s performance for various periods, the profitability of the Adviser with respect to each of the Funds and economies of scale.

With respect to the nature, extent and quality of services provided by the Adviser, the Trustees reviewed the information describing the Adviser’s business and personnel and discussed the Adviser’s extensive experience and resources. The Board noted that the Adviser has been providing services to the Trust since 1992. The Trustees and representatives of the Adviser noted the continuance of their cooperative working relationship on Fund matters. The Board reviewed the individuals who serve as portfolio managers for the Funds and indicated that they continued to be satisfied with the portfolio management being provided to the Funds. The Trustees then discussed the Adviser’s and Trust’s compliance programs with the Trust’s chief compliance officer. A representative of the Adviser discussed the Adviser’s financial status and reviewed the Adviser’s resources in providing services to the Funds. The Trustees, including the Independent Trustees, concluded that the nature and extent of services provided by the Adviser was satisfactory, and that the overall quality of services was excellent. The Trustees also concluded that the Adviser had the appropriate level of resources to continue to provide quality advisory services to the Funds.

Next, the Trustees discussed the performance information provided by the Adviser for each of the Funds. The Trustees considered performance data showing each Fund’s performance for various periods ended March 31, 2024 and year-to-date as compared to each Fund’s benchmark index. The Board noted the Adviser’s expectations as to each Fund’s risk/return profile.

The Trustees considered and discussed the performance of the Equity Income, Opportunity, International, and Municipal Income Funds. The Trustees noted that the Equity Income Fund had trailed the S&P 500 Index for the 1-year period and was trailing the Index for the 3 and 5-year periods. With respect to the Opportunity Fund, the Trustees noted that the Fund had outperformed the Russell 2500 Total Return Index for the 1, 3 and 5-year periods. The Trustees next reviewed the International Fund’s performance, which slightly trailed its benchmark, the MSCI All Country World Index excluding the USA, for the 1-year period, and was outperforming with each of the 3 and 5-year periods. The Trustees then discussed the Municipal Income Fund’s returns, noting that the Fund had underperformed the Bloomberg Municipal Bond Index for the 1-year, 3-year and 5-year periods. After discussion, the Trustees agreed that the performance of each of these Funds was satisfactory.

The Trustees considered the performance of each of the Institutional Funds. They noted that the Short Duration Bond Fund had generally performed in line with its benchmark, the ICE BofA U.S. Corporate & Government 1-3 Year Index, for 3 and 5-year periods and outperformed for the 1-year period. Next, the Trustees discussed the performance of the Intermediate Bond Fund, noting that it has outperformed the Bloomberg Intermediate Government/Credit Index for the 1-year period and was generally in line for the 3 and 5-year periods. With respect to the Core Bond Fund, the Board noted that the Fund had underperformed the Bloomberg U.S. Aggregate Bond Index for the 1 and 3-year periods but had slightly outperformed for the 5-year period. The Trustees next evaluated the performance for the Enhanced Return Fund. The Board reviewed its performance, noting that the Enhanced Return Fund had underperformed the S&P 500 Index for the 1, 3 and 5-year periods. Finally, the Board reviewed the performance for the Core Plus

MANAGEMENT AGREEMENT BETWEEN JOHNSON MUTUAL FUNDS AND JOHNSON INVESTMENT COUNSEL, INC.

Bond Fund, noting that it underperformed its benchmark, the Bloomberg Aggregate Bond index, for the 1-year period, the only period available for this Fund. After discussion, the Trustees indicated that it was their consensus all five Institutional Funds continued to have reasonable performance given their respective investment objectives, risks and strategies.

As to the cost of the services provided and the profits realized by the Adviser from the relationship with the Funds, the Trustees reviewed the fees paid to the Adviser for the year ended December 31, 2023 by each of the Funds. As in past years, the Board and counsel discussed that the total expense ratio for each Fund (with the exception of Core Plus) was a more meaningful comparison than the actual advisory fee because the Management Agreements for the Funds have a unitary fee structure which requires the Adviser to pay substantially all of the operating expenses of each Fund and is compensated with a single fee (noting that most of the funds in the Peer Group comparisons do not share this structure). The expense ratios for Municipal Income Fund, Short Duration Bond Fund, Intermediate Bond Fund, Opportunity Fund, Core Bond Fund, Equity Income Fund, International Fund, and Enhanced Return Fund were below the mean of each Fund’s respective category. The Trustees noted the contractual fee waivers which were in effect during the period for the Short Duration Bond Fund, the Intermediate Bond Fund and the Core Bond Fund, as well as the overall fees paid to the Adviser by each Fund for the period. The Trustees also discussed the profitability of each of the Funds to the Adviser and the profitability of the Adviser with respect to the Funds in the aggregate. Representatives of the Adviser reported on the Adviser’s profitability on a fund-by-fund basis and discussed their methodologies in determining the profitability of the Adviser. The Trustees, including the Independent Trustees, concluded that the Management Fee payable by each Fund was reasonable and that the Adviser’s level of profitability from its relationship with the Funds is not excessive.

The Trustees then considered economies of scale. The Trustees noted that they concluded that the Funds’ expense ratios were not unreasonable and that there were no excessive profits being derived from any of the Funds by the Adviser as a result of its management of each of the Funds. The Board further noted that they would continue to evaluate the Funds’ expense ratios with the Adviser. The Board also noted that the Adviser had agreed to extend its contractual fee waiver with respect to the Core Bond, Short Duration and Intermediate Bond Funds for another year. The Trustees and representatives from the Adviser again agreed to discuss the possibility of fee breakpoints in the future, depending on the asset level of a Fund. After a discussion, the Trustees agreed that they would continue to evaluate the potential for establishing breakpoints with the Adviser, but that no breakpoints are necessary at this time.

After a discussion, the Trustees concluded and agreed, including all Independent Trustees, that renewal of each Management Agreement was in the best interests of each Fund and its shareholders.

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Trustees and Officers

Dale Coates	Independent Trustee, Chairman
Timothy E. Johnson	Interested Trustee
Jonathan Adams	Independent Trustee
James J. Berrens	Independent Trustee
John R. Green	Independent Trustee
Julie Murphy	Independent Trustee
Jeri B. Ricketts	Independent Trustee
Gregory Simpson	Independent Trustee

Jason Jackman	President
Marc E. Figgins	Vice President
Scott J. Bischoff	Chief Compliance Officer
Jennifer J. Kelhoffer	Secretary/Treasurer

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian

US Bank
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Chief Executive Officer
	Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Chief Executive Officer
	Date	September 4, 2024

By:	/s/ Jennifer J. Kelhoffer
Jennifer J. Kelhoffer, Treasurer and Chief Financial Officer
	Date	September 4, 2024

*	Print the name and title of each signing officer under his or her signature.